Vanguard® Short-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of October 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (12.2%)
U.S. Government Securities (12.2%)
	United States Treasury Note/Bond	0.375%	4/15/24	500,000	470,000
[1,2]	United States Treasury Note/Bond	0.750%	11/15/24	600,000	556,125
[1,2]	United States Treasury Note/Bond	1.125%	1/15/25	692,000	643,127
	United States Treasury Note/Bond	1.500%	2/15/25	334,000	312,290
	United States Treasury Note/Bond	1.750%	3/15/25	278,900	261,992
	United States Treasury Note/Bond	2.750%	5/15/25	514,910	493,831
	United States Treasury Note/Bond	2.875%	6/15/25	200,000	192,250
	United States Treasury Note/Bond	3.125%	8/15/25	580,000	560,062
	United States Treasury Note/Bond	4.250%	10/15/25	560,000	557,112
[3]	United States Treasury Note/Bond	0.375%	11/30/25	408,000	360,761
[2]	United States Treasury Note/Bond	0.375%	1/31/26	750,000	658,828
	United States Treasury Note/Bond	0.500%	2/28/26	500,000	439,766
	United States Treasury Note/Bond	0.750%	3/31/26	579,000	512,415
	United States Treasury Note/Bond	2.625%	5/31/27	120,000	111,825
	United States Treasury Note/Bond	3.250%	6/30/27	120,000	118,969
	United States Treasury Note/Bond	2.750%	7/31/27	200,000	186,969
	United States Treasury Note/Bond	3.125%	8/31/27	270,000	256,964
	United States Treasury Note/Bond	4.125%	9/30/27	575,000	571,766
	United States Treasury Note/Bond	4.125%	10/31/27	220,000	218,866
Total U.S. Government and Agency Obligations (Cost $7,928,595)					7,483,918
Asset-Backed/Commercial Mortgage-Backed Securities (6.5%)
[4]	American Express Credit Account Class A Series 2022-2	3.390%	5/15/27	28,260	27,100
[4]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	65,120	62,851
[4]	American Express Credit Account Master Trust Class A Series 2022-4	4.950%	10/15/27	15,770	15,769
[4,5]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	11,568	11,095
[4,5]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	6,187	5,824
[4,5]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	3,360	3,240
[4,5]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	2,830	2,686
[4]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	7,730	7,375
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2018-2	4.010%	7/18/24	19,450	19,371
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2019-1	3.620%	3/18/25	21,620	21,186
[4]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	7,990	7,406

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6]	Aventura Mall Trust Class A Series 2018-AVM	4.112%	7/5/40	580	524
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2018-2A	4.000%	3/20/25	9,935	9,727
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-2A	3.350%	9/22/25	14,490	13,872
[4]	BA Credit Card Trust Class A1 Series 2021-A1	0.440%	9/15/26	4,210	3,939
[4]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	13,350	12,868
[4]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	4,760	4,356
[4,6]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.339%	9/15/48	1,600	1,418
[4,6]	Banc of America Funding Trust Class 2A2 Series 2006-H	3.893%	9/20/46	3,043	2,558
[4]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	3,890	3,556
[4]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	830	738
[4]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	5,500	4,949
[4]	BANK Class A4 Series 2017-BNK9	3.538%	11/15/54	8,668	7,823
[4]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	3,120	2,810
[4]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	3,080	2,729
[4]	BANK Class ASB Series 2018-BNK14	4.185%	9/15/60	6,680	6,384
[4]	BANK Class ASB Series 2019-BNK17	3.623%	4/15/52	7,533	7,000
[4,6]	Bank of America Mortgage Trust Class A2 Series 2002-J	4.247%	9/25/32	3	3
[4]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/55	8,303	7,992
[4,6]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	3.239%	5/25/47	4,391	4,203
[4,6]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	3.345%	10/25/36	4,853	4,254
[4]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	2,620	2,429
[4,6]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	6,333	5,736
[4,6]	Benchmark Mortgage Trust Class A5 Series 2018-B2	3.882%	2/15/51	7,705	7,035
[4,6]	Benchmark Mortgage Trust Class AM Series 2018-B1	3.878%	1/15/51	5,990	5,320
[4]	Benchmark Mortgage Trust Class ASB Series 2019-B10	3.615%	3/15/62	8,042	7,478
[4,6]	Brazos Higher Education Authority Inc. Class A2 Series 2011-1, 3M USD LIBOR + 0.800%	3.797%	2/25/30	3,353	3,349
[4,5]	BX Trust Class A Series 2019-OC11	3.202%	12/9/41	13,037	10,702
[4,5]	Canadian Pacer Auto Receivables Trust Class A4 Series 2019-1A	2.960%	6/19/24	3,484	3,467
[4,5]	Canadian Pacer Auto Receivables Trust Class A4 Series 2020-1A	1.890%	3/19/25	6,810	6,582
[4]	Capital One Multi-Asset Execution Trust Class A Series 2022-A2	3.490%	5/15/27	40,670	39,138
[4]	Capital One Multi-Asset Execution Trust Class A Series 2022-A3	4.949%	10/15/27	15,770	15,768
[4]	Capital One Multi-Asset Execution Trust Class A3 Series 2021-A3	1.040%	11/15/26	45,390	42,044
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2021-1	0.770%	9/15/26	14,690	13,734
[4]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/27	14,380	13,919
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2020-1	1.630%	8/15/25	25,320	24,462
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2021-1	1.040%	4/15/27	12,510	11,280
[4]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-2	3.690%	12/15/27	13,160	12,578
[4,5]	CARDS II Trust Class A Series 2021-1A	0.602%	4/15/27	45,710	42,818

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CarMax Auto Owner Trust Class A3 Series 2021-3	0.550%	6/15/26	20,270	19,173
[4]	CarMax Auto Owner Trust Class A4 Series 2020-1	2.030%	6/16/25	12,860	12,406
[4]	CarMax Auto Owner Trust Class C Series 2018-4	3.850%	7/15/24	4,030	4,024
[4]	CarMax Auto Owner Trust Class C Series 2020-3	1.690%	4/15/26	4,840	4,514
[4]	CarMax Auto Owner Trust Class C Series 2020-4	1.300%	8/17/26	6,190	5,625
[4]	CarMax Auto Owner Trust Class D Series 2018-4	4.150%	4/15/25	2,730	2,719
[4]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	20,340	19,085
[4]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/27	9,760	8,642
[4]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	6,400	5,913
[4]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	3,650	3,282
[4]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	5,355	4,900
[4,6]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	6,310	5,721
[4]	CD Mortgage Trust Class A4 Series 2018-CD7	4.279%	8/15/51	7,400	6,974
[4]	CD Mortgage Trust Class A5 Series 2017-CD6	3.456%	11/13/50	6,715	6,059
[4]	CD Mortgage Trust Class AM Series 2016-CD1	2.926%	8/10/49	3,106	2,738
[4]	CD Mortgage Trust Class AM Series 2017-CD4	3.747%	5/10/50	5,295	4,714
[4,6]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	6,357	5,595
[4,6]	CD Mortgage Trust Class AS Series 2016-CD1	3.684%	8/15/50	2,092	1,846
[4,6]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	6,299	5,353
[4,6]	CD Mortgage Trust Class C Series 2018-CD7	4.850%	8/15/51	2,830	2,470
[4]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	5,064	4,644
[4,5]	Chesapeake Funding II LLC Class A1 Series 2019-1A	2.940%	4/15/31	23	23
[4,6]	CHL Mortgage Class 1A1 Series 2006-HYB1 Pass-Through Trust	2.950%	3/20/36	3,089	3,052
[4,6]	CHL Mortgage Class 3A1 Series 2007-HYB2 Pass-Through Trust	2.952%	2/25/47	3,672	2,639
[4]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	2,641	2,352
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2014-GC25	3.635%	10/10/47	12,858	12,329
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	25,297	24,040
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC36	3.349%	2/10/49	5,412	5,101
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	4,800	4,319
[4]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-P8	3.465%	9/15/50	4,683	4,209
[4,6]	Citigroup Commercial Mortgage Trust Class A4 Series 2018-C5	4.228%	6/10/51	4,260	3,980
[4]	Citigroup Commercial Mortgage Trust Class AS Series 2014-GC23	3.863%	7/10/47	12,426	11,802
[4,6]	Citigroup Commercial Mortgage Trust Class AS Series 2017-P8	3.789%	9/15/50	1,590	1,418
[4,6]	Citigroup Commercial Mortgage Trust Class B Series 2014-GC23	4.175%	7/10/47	5,394	5,066
[4]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	9,500	8,249
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC23	4.427%	7/10/47	4,380	4,071
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.574%	9/10/58	4,000	3,575
[4,6]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.263%	9/15/50	5,840	4,932
[4,6]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	3.643%	7/25/37	229	215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	CNH Equipment Trust Class A2 Series 2022-B	3.940%	12/15/25	9,410	9,306
[4]	CNH Equipment Trust Class A3 Series 2022-B	3.890%	8/16/27	8,260	7,933
[4]	CNH Equipment Trust Class A4 Series 2022-B	3.910%	3/15/28	4,270	4,097
[4]	COMM Mortgage Trust Class A3 Series 2013-CR12	3.765%	10/10/46	6,924	6,835
[4]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	1,915	1,880
[4]	COMM Mortgage Trust Class A4 Series 2012-CR5	2.771%	12/10/45	193	193
[4]	COMM Mortgage Trust Class A4 Series 2013-CR11	4.258%	8/10/50	7,275	7,186
[4,6]	COMM Mortgage Trust Class A4 Series 2013-CR13	4.194%	11/10/46	3,617	3,545
[4]	COMM Mortgage Trust Class A4 Series 2013-CR8	3.334%	6/10/46	31	31
[4,6]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.266%	7/10/45	11,799	11,702
[4]	COMM Mortgage Trust Class A4 Series 2013-LC6	2.941%	1/10/46	99	99
[4]	COMM Mortgage Trust Class A4 Series 2014-CR17	3.700%	5/10/47	1,767	1,716
[4]	COMM Mortgage Trust Class A4 Series 2015-CR25	3.759%	8/10/48	19,714	18,605
[4]	COMM Mortgage Trust Class A4 Series 2015-CR26	3.630%	10/10/48	22,007	20,683
[4]	COMM Mortgage Trust Class A4 Series 2015-CR27	3.612%	10/10/48	15,612	14,704
[4,6]	COMM Mortgage Trust Class A5 Series 2013-CR8	3.612%	6/10/46	8,199	8,122
[4]	COMM Mortgage Trust Class A5 Series 2015-CR24	3.696%	8/10/48	14,442	13,591
[4,5]	COMM Mortgage Trust Class AM Series 2013-CR6	3.147%	3/10/46	17,360	17,202
[4,5,6]	COMM Mortgage Trust Class AM Series 2013-CR9	4.290%	7/10/45	11,250	11,032
[4,5,6]	COMM Mortgage Trust Class AM Series 2013-LC13	4.557%	8/10/46	18,565	18,335
[4]	COMM Mortgage Trust Class AM Series 2014-CR17	4.174%	5/10/47	27,380	26,244
[4,5]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	2,380	2,362
[4,5,6]	COMM Mortgage Trust Class C Series 2013-CR9	4.290%	7/10/45	12,690	12,037
[4,6]	COMM Mortgage Trust Class C Series 2015-CR27	4.449%	10/10/48	8,118	7,218
[4]	CSAIL Commercial Mortgage Trust Class A3 Series 2015-C3	3.447%	8/15/48	6,972	6,563
[4]	CSAIL Commercial Mortgage Trust Class A4 Series 2015-C2	3.504%	6/15/57	24,670	23,301
[4]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	5,173	4,745
[4,6]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.360%	8/15/48	10,600	9,055
[4]	DBGS Mortgage Trust Class A4 Series 2018-C1	4.466%	10/15/51	13,990	12,987
[4]	DBJPM Mortgage Trust Class A4 Series 2016-C3	2.632%	8/10/49	9,900	8,895
[4]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	3,540	3,185
[4]	Discover Card Execution Note Trust Class A Series 2022-A2	3.320%	5/15/27	41,190	39,666
[4]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	11,180	9,619
[4]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	73,830	71,087
[4,5]	DLLAD LLC Class A3 Series 2021-1A	0.640%	9/21/26	13,750	12,725
[4,5]	DLLMT LLC Class A3 Series 2021-1	1.000%	7/21/25	11,910	11,271
[4,5]	DLLMT LLC Class A4 Series 2021-1	1.240%	6/20/29	7,940	7,249
[4]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	4,551	4,509
[4]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	15,434	15,393
[4]	Drive Auto Receivables Trust Class D Series 2019-2	3.690%	8/17/26	12,978	12,856
[4]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	4,962	4,867
[4]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	5,010	4,905
[4]	Drive Auto Receivables Trust Class D Series 2020-2	3.050%	5/15/28	6,160	5,985
[4,5,6]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, 1M USD LIBOR + 0.800%	4.386%	10/25/56	8,078	7,986
[4,5]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	3,553	3,320
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	10,485	10,001

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2021-3	0.770%	8/20/27	14,372	13,695
[4,6]	First Horizon Mortgage Class 1A1 Series 2006-AR3 Pass-Through Trust	3.393%	11/25/36	1,858	1,269
[4,6]	First Horizon Mortgage Class 1A1 Series 2006-AR4 Pass-Through Trust	3.141%	1/25/37	3,453	2,296
[4,5]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	14,180	13,047
[4,5]	Ford Credit Auto Owner Trust Class A Series 2022-1	3.880%	11/15/34	11,290	10,611
[4]	Ford Credit Auto Owner Trust Class A3 Series 2022-B	3.740%	9/15/26	17,100	16,680
[4]	Ford Credit Auto Owner Trust Class A4 Series 2022-B	3.930%	8/15/27	6,800	6,577
[4,5]	Ford Credit Auto Owner Trust Class B Series 2018-1	3.340%	7/15/31	20,100	19,181
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-1	2.290%	8/15/31	6,270	5,833
[4,5]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	6,100	5,423
[4,5]	Ford Credit Auto Owner Trust Class C Series 2018-2	3.760%	1/15/30	5,365	5,291
[4,5]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	7,484	6,683
[4]	Ford Credit Auto Owner Trust Class C Series 2020-C	1.040%	5/15/28	4,930	4,485
[4,5]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	6,400	5,530
[4]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	2,620	2,334
[4]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	5,350	5,170
[4,5,6,7]	Freddie Mac STACR REMIC Trust Class M1A Series 2022-HQA1, SOFR30A + 2.100%	5.097%	3/25/42	4,096	4,104
[4]	GM Financial Automobile Leasing Trust Class A4 Series 2021-2	0.410%	5/20/25	6,110	5,862
[4]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	8,240	8,000
[4]	GM Financial Automobile Leasing Trust Class C Series 2020-2	2.560%	7/22/24	4,545	4,503
[4]	GM Financial Automobile Leasing Trust Class D Series 2020-2	3.210%	12/20/24	6,470	6,405
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2021-4	0.680%	9/16/26	7,740	7,239
[4]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-3	3.640%	4/16/27	29,050	28,128
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	10,500	9,623
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	14,240	12,863
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-4	0.990%	10/18/27	11,410	10,309
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-3	3.710%	12/16/27	15,490	14,821
[4]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-4	4.880%	8/16/28	18,660	18,459
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	5,700	5,301
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-4	0.730%	3/16/26	7,010	6,459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-1	0.750%	5/17/27	3,250	2,953
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-2	1.090%	12/16/26	7,270	6,595
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-4	1.250%	10/18/27	2,910	2,599
[4]	GM Financial Consumer Automobile Receivables Trust Class B Series 2022-2	3.770%	4/17/28	16,500	15,605
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	2,200	2,054
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	2,710	2,499
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2021-1	1.040%	5/17/27	2,150	1,959
[4]	GM Financial Consumer Automobile Receivables Trust Class C Series 2021-2	1.280%	1/19/27	7,030	6,365
[4]	GM Financial Consumer Automobile Receivables Trust Class D Series 2020-3	1.910%	9/16/27	3,400	3,194
[4,5]	GM Financial Revolving Receivables Trust Class A Series 2021-1	1.170%	6/12/34	15,020	12,868
[4,5]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	1,870	1,618
[4,5]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	3,380	2,885
[4,6]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	3.442%	11/19/35	468	466
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2020-2	0.690%	10/15/25	19,470	18,632
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	3,940	3,799
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2020-2	0.960%	10/15/25	8,220	7,858
[4,5]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	3,210	3,076
[4,5]	GMF Floorplan Owner Revolving Trust Class C Series 2020-2	1.310%	10/15/25	5,800	5,557
[4,5]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	31,290	27,230
[4,6]	GS Mortgage Securities Corp. II Class A5 Series 2018-GS10	4.155%	7/10/51	3,865	3,553
[4]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	2,501	2,295
[4]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	6/10/46	13,060	12,866
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC30	3.382%	5/10/50	14,623	13,757
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	9,121	8,647
[4]	GS Mortgage Securities Trust Class A4 Series 2015-GC34	3.506%	10/10/48	17,922	16,736
[4]	GS Mortgage Securities Trust Class A4 Series 2016-GS3	2.850%	10/10/49	11,930	10,656
[4,6]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	4,990	4,548
[4]	GS Mortgage Securities Trust Class A4 Series 2019-GC40	3.160%	7/10/52	3,920	3,400
[4]	GS Mortgage Securities Trust Class A5 Series 2014-GC24	3.931%	9/10/47	8,125	7,855
[4]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	1,410	1,358
[4,6]	GS Mortgage Securities Trust Class AS Series 2014-GC24	4.162%	9/10/47	13,246	12,557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	5,350	5,259
[4,6]	GS Mortgage Securities Trust Class B Series 2014-GC24	4.511%	9/10/47	10,665	9,968
[4,5,6]	GS Mortgage Securities Trust Class C Series 2013-GC13	4.073%	7/10/46	5,650	5,142
[4,6]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.532%	9/10/47	17,556	15,851
[4,6]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.648%	10/10/48	12,080	10,849
[4]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-B	0.560%	11/16/26	26,430	25,513
[4]	Harley-Davidson Motorcycle Trust Class A4 Series 2020-A	1.930%	4/15/27	8,270	8,117
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	1.990%	6/25/26	11,420	10,357
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	2.630%	6/25/26	4,980	4,437
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-3A	3.370%	3/25/25	4,780	4,628
[4,5]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	3,360	3,244
[4]	Honda Auto Receivables Owner Trust Class A2 Series 2022-2	3.810%	3/18/25	10,090	9,978
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	1.140%	6/21/28	8,630	7,838
[4]	Honda Auto Receivables Owner Trust Class A3 Series 2022-2	3.730%	7/20/26	11,330	11,020
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2021-2	0.550%	8/16/27	12,340	11,352
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2021-3	0.600%	12/20/27	13,000	11,788
[4]	Honda Auto Receivables Owner Trust Class A4 Series 2022-2	3.760%	12/18/28	4,760	4,573
[4,5]	HPEFS Equipment Trust Class A3 Series 2022-2A	3.760%	9/20/29	7,490	7,300
[4,5]	Hudson Yards Mortgage Trust Class A Series 2019-30HY	3.228%	7/10/39	11,165	9,373
[4,5]	Hudsons Bay Simon JV Trust Class A7 Series 2015-HB7	3.914%	8/5/34	14,750	13,001
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2021-B	0.380%	8/15/25	6,950	6,636
[4,5]	Hyundai Auto Lease Securitization Trust Class B Series 2021-C	0.760%	2/17/26	20,370	19,119
[4]	Hyundai Auto Receivables Trust Class A3 Series 2021-C	0.740%	5/15/26	8,200	7,708
[4]	Hyundai Auto Receivables Trust Class A3 Series 2022-B	3.720%	11/16/26	28,990	28,292
[4]	Hyundai Auto Receivables Trust Class A4 Series 2021-B	0.600%	2/16/27	21,480	19,501
[4]	Hyundai Auto Receivables Trust Class A4 Series 2021-C	1.030%	12/15/27	13,120	11,918
[4]	Hyundai Auto Receivables Trust Class A4 Series 2022-B	3.800%	8/15/28	15,460	14,897
[4]	Hyundai Auto Receivables Trust Class B Series 2019-B	2.210%	4/15/25	3,600	3,493
[4]	Hyundai Auto Receivables Trust Class B Series 2020-C	0.810%	11/16/26	8,220	7,500
[4]	Hyundai Auto Receivables Trust Class B Series 2021-A	1.090%	5/17/27	8,510	7,684
[4]	Hyundai Auto Receivables Trust Class B Series 2021-B	0.910%	2/16/27	7,900	6,998

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Hyundai Auto Receivables Trust Class C Series 2020-C	1.080%	12/15/27	7,250	6,580
[4]	Hyundai Auto Receivables Trust Class C Series 2021-B	1.120%	2/15/28	8,400	7,372
[4,5,6]	Invitation Homes Trust Class A Series 2018-SFR1, 1M USD LIBOR + 0.700%	4.112%	3/17/37	34,316	33,635
[4,5,6]	Invitation Homes Trust Class B Series 2018-SFR1, 1M USD LIBOR + 0.950%	4.362%	3/17/37	9,889	9,754
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A3 Series 2013-C16	3.881%	12/15/46	1,392	1,372
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C13	3.994%	1/15/46	3,815	3,777
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C16	4.166%	12/15/46	1,680	1,650
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-LC11	2.960%	4/15/46	3,586	3,550
[4]	JP Morgan Chase Commercial Mortgage Securities Trust Class AS Series 2013-C16	4.517%	12/15/46	14,600	14,326
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class B Series 2013-C16	4.939%	12/15/46	21,150	20,743
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C13	4.076%	1/15/46	5,450	5,333
[4,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class C Series 2013-C16	5.003%	12/15/46	9,770	9,511
[4,5,6]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.672%	11/15/43	2,366	2,113
[4]	JPMBB Commercial Mortgage Securities Trust Class A3 Series 2015-C31	3.801%	8/15/48	18,302	17,307
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2013-C17	4.199%	1/15/47	1,860	1,820
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C19	3.997%	4/15/47	1,975	1,917
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C21	3.493%	8/15/47	3,272	3,165
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C27	3.179%	2/15/48	19,090	17,924
[4]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C32	3.329%	11/15/48	3,850	3,733
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	2,866	2,826
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C15	4.131%	11/15/45	2,900	2,847
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	10,982	10,480
[4]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	15,342	14,278
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.026%	7/15/45	7,520	7,410
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2014-C18	4.439%	2/15/47	12,950	12,518
[4,6]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2015-C30	4.226%	7/15/48	15,901	14,830
[4,6]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.788%	2/15/47	13,200	12,662
[4,6]	JPMBB Commercial Mortgage Securities Trust Class C Series 2014-C18	4.788%	2/15/47	8,880	8,239
[4]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	6,030	5,531
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	5,970	5,496

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP6	3.490%	7/15/50	2,522	2,290
[4]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP7	3.454%	9/15/50	2,500	2,256
[4]	JPMDB Commercial Mortgage Securities Trust Class A3 Series 2016-C4	3.141%	12/15/49	6,430	5,861
[4]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	4,000	3,694
[4]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	5,693	5,115
[4,6]	JPMDB Commercial Mortgage Securities Trust Class AS Series 2017-C7	3.713%	10/15/50	8,556	7,543
[4,5,6]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	9,405	9,389
[4,5]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	1,775	1,754
[4,5]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	2,505	2,483
[4,5]	Master Credit Card Trust Class A Series 2021-1A	0.530%	11/21/25	44,340	41,307
[4,5]	Master Credit Card Trust II Class A2 Series 2022-1	1.660%	7/21/26	16,300	15,155
[4,6]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	3.091%	4/25/34	29	27
[4,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	3.650%	7/25/33	201	204
[4,6]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, 6M USD LIBOR + 1.500%	5.709%	2/25/33	282	283
[4,5]	MMAF Equipment Finance LLC Class A4 Series 2018-A	3.390%	1/10/25	2,345	2,335
[4,5]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	3,580	3,463
[4,5]	MMAF Equipment Finance LLC Class A5 Series 2019-A	3.080%	11/12/41	6,400	6,126
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2015-C23	3.451%	7/15/50	9,426	8,998
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A3 Series 2016-C32	3.459%	12/15/49	3,305	3,057
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C12	4.259%	10/15/46	3,830	3,780
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C13	4.039%	11/15/46	8,300	8,114
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C7	2.918%	2/15/46	2,843	2,829
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2013-C9	3.102%	5/15/46	4,025	3,982
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2015-C23	3.719%	7/15/50	22,328	21,022
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C29	3.325%	5/15/49	9,789	8,996
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2016-C32	3.720%	12/15/49	20,049	18,522
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	2,475	2,231
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	5,857	5,536
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2013-C7	3.214%	2/15/46	2,940	2,926
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C14	4.384%	2/15/47	17,500	16,969
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C16	4.094%	6/15/47	9,540	9,125
[4]	Morgan Stanley Bank of America Merrill Lynch Trust Class AS Series 2014-C17	4.011%	8/15/47	7,460	7,096

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class B Series 2014-C16	4.316%	6/15/47	19,220	18,197
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.070%	7/15/46	3,372	3,042
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	4.892%	4/15/47	1,895	1,794
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C16	4.749%	6/15/47	12,300	11,363
[4,6]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2016-C29	4.728%	5/15/49	7,019	6,299
[4]	Morgan Stanley Capital I Class A4 Series 2017-HR2	3.587%	12/15/50	6,765	6,077
[4]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	5,420	5,151
[4,5]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	15,955	14,588
[4,5]	Morgan Stanley Capital I Trust Class A Series 2015-420	3.727%	10/12/50	14,747	13,829
[4]	Morgan Stanley Capital I Trust Class A3 Series 2016-BNK2	2.791%	11/15/49	9,934	8,987
[4]	Morgan Stanley Capital I Trust Class A4 Series 2015-UBS8	3.809%	12/15/48	41,942	39,612
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-BNK2	3.049%	11/15/49	11,960	10,771
[4]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	5,621	5,034
[4,6]	Morgan Stanley Capital I Trust Class C Series 2015-UBS8	4.580%	12/15/48	5,740	4,944
[4,6]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	3.237%	6/25/36	1,903	1,901
[4,5]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	15,183	13,599
[4,5]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	3,335	3,236
[4,5]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	5,686	5,500
[4,5]	Navient Private Education Refi Loan Trust Class A2A Series 2018-DA	4.000%	12/15/59	21,845	20,828
[4,5,6]	Navient Student Loan Trust Class A2 Series 2016-6A, 1M USD LIBOR + 0.750%	4.336%	3/25/66	5,470	5,465
[4,5]	Navient Student Loan Trust Class A2A Series 2019-BA	3.390%	12/15/59	11,447	10,789
[4,5]	One Bryant Park Trust Class A Series 2019-OBP	2.516%	9/15/54	6,175	4,918
[4,5]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	8,240	6,465
[4,5,6]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	4.292%	1/16/60	1,454	1,450
[4,5,6]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	4.489%	6/20/60	1,131	1,126
[4,5,6]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, 1M USD LIBOR + 0.950%	4.393%	8/18/60	1,020	1,015
[4,5,6]	PHEAA Student Loan Trust Class A Series 2016-2A, 1M USD LIBOR + 0.950%	4.536%	11/25/65	9,781	9,685
[4,5]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	3,690	3,263
[4,5]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	3,062	2,904
[4,5]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	1,590	1,428
[4,5]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	2,850	2,670
[4,5,6]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	3.993%	12/5/59	2,132	2,127

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6]	RESIMAC MBS Trust Class A1A Series 2018-2A, 1M USD LIBOR + 0.850%	4.150%	4/10/50	468	467
[4,5,6]	RESIMAC Premier Class A1 Series 2018-1A, 1M USD LIBOR + 0.800%	4.100%	11/10/49	328	328
[4,6]	RFMSI Series Trust Class 2A1 Series 2006-SA3	5.144%	9/25/36	2,225	1,208
[4,6]	RFMSI Trust Class 2A1 Series 2006-SA2	4.830%	8/25/36	5,914	4,348
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2022-3	3.400%	12/15/26	7,310	7,091
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2022-5	4.110%	8/17/26	20,960	20,499
[4]	Santander Drive Auto Receivables Trust Class A3 Series 2022-6	4.490%	11/16/26	15,660	15,408
[4]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	24,290	23,053
[4]	Santander Drive Auto Receivables Trust Class B Series 2022-3	4.130%	8/16/27	11,820	11,486
[4]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	13,030	12,462
[4]	Santander Drive Auto Receivables Trust Class C Series 2022-3	4.490%	8/15/29	20,615	19,084
[4]	Santander Drive Auto Receivables Trust Class D Series 2020-2	2.220%	9/15/26	25,830	25,097
[4,5]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	36,430	34,877
[4,5]	Santander Retail Auto Lease Trust Class A4 Series 2021-B	0.540%	6/20/25	8,960	8,397
[4,5]	Santander Retail Auto Lease Trust Class A4 Series 2021-C	0.590%	3/20/26	9,170	8,588
[4,5]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	6,030	5,760
[4,5]	Santander Retail Auto Lease Trust Class C Series 2020-B	1.180%	12/20/24	9,190	8,679
[4,5]	Santander Retail Auto Lease Trust Class C Series 2021-C	1.110%	3/20/26	14,090	12,893
[4,5]	Santander Retail Auto Lease Trust Class D Series 2020-A	2.520%	11/20/24	15,340	15,032
[4,5]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	17,540	16,547
[4,5]	Santander Retail Auto Lease Trust Class D Series 2021-B	1.410%	11/20/25	14,530	13,416
[4,5]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	2,997	2,886
[4,5]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	7,839	7,459
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	10,717	10,290
[4,5]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	12,841	11,976
[4,5,6]	SoFi Professional Loan Program LLC Class A1 Series 2016-D, 1M USD LIBOR + 0.950%	4.536%	1/25/39	363	362
[4,5,6]	SoFi Professional Loan Program LLC Class A1 Series 2017-C, 1M USD LIBOR + 0.600%	4.186%	7/25/40	131	130
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2016-B	2.740%	10/25/32	131	131
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2016-D	2.340%	4/25/33	755	743
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2017-A	2.400%	3/26/40	101	100
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2017-E	2.720%	11/26/40	1,272	1,258

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	SoFi Professional Loan Program LLC Class A2B Series 2018-A	2.950%	2/25/42	4,097	3,966
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	975	960
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	2,471	2,362
[4,5]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	2,769	2,660
[4]	Synchrony Card Funding Trust LLC Class A Series 2022-A2	3.860%	7/15/28	26,580	25,751
[4]	T- Mobile US Trust Class A Series 2022-1A	4.910%	5/22/28	20,590	20,409
[4,5]	Tesla Auto Lease Trust Class A3 Series 2021-B	0.600%	9/22/25	15,250	14,321
[4,5]	Tesla Auto Lease Trust Class A4 Series 2020-A	0.780%	12/20/23	3,620	3,584
[4,5]	Tesla Auto Lease Trust Class A4 Series 2021-B	0.630%	9/22/25	7,820	7,274
[4,5]	Tesla Auto Lease Trust Class B Series 2021-B	0.910%	9/22/25	11,660	10,761
[4,5]	Tesla Auto Lease Trust Class C Series 2020-A	1.680%	2/20/24	3,000	2,960
[4,5]	Tesla Auto Lease Trust Class C Series 2021-B	1.120%	9/22/25	7,770	7,152
[4,5]	Tidewater Auto Receivables Trust Class D Series 2018-AA	4.300%	11/15/24	311	311
[4,5]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	24,260	23,025
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2019-1A	2.560%	11/25/31	2,640	2,512
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	17,410	15,624
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2021-1A	1.070%	2/27/34	40,160	35,092
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2022-1A	3.820%	4/25/35	20,410	18,990
[4]	Toyota Auto Receivables Owner Trust Class A2A Series 2022-C	3.830%	8/15/25	15,630	15,438
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.720%	1/15/27	19,640	17,628
[4]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/27	18,590	18,045
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-D	1.020%	3/15/27	11,100	9,946
[4]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-C	3.770%	2/15/28	10,080	9,679
[4,5]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	18,660	17,265
[4]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	5,515	4,939
[4]	UBS Commercial Mortgage Trust Class ASB Series 2019-C16	3.460%	4/15/52	5,849	5,372
[4,5]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	793	745
[4]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	2,304	2,280
[4]	Verizon Master Trust Class A Series 2021-1	0.500%	5/20/27	48,170	44,783
[4]	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	18,260	16,789
[4]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	14,880	14,284
[4]	Verizon Master Trust Class B Series 2021-1	0.690%	5/20/27	22,770	21,165
[4]	Verizon Master Trust Class B Series 2021-2	1.280%	4/20/28	19,430	17,968
[4]	Verizon Master Trust Class C Series 2021-1	0.890%	5/20/27	12,360	11,559
[4]	Verizon Owner Trust Class B Series 2020-B	0.680%	2/20/25	18,050	17,196
[4,6]	WaMu Mortgage Pass-Through Certificates Class 1A7 Series 2003-AR9 Trust	4.131%	9/25/33	327	341
[4,6]	WaMu Mortgage Pass-Through Certificates Class A Series 2002-AR18 Trust	2.609%	1/25/33	53	57
[4,6]	WaMu Mortgage Pass-Through Certificates Class A7 Series 2003-AR7 Trust	3.804%	8/25/33	246	239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2016-BNK1	2.652%	8/15/49	8,255	7,318
[4]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	6,950	6,199
[4,6]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2013-LC12	4.218%	7/15/46	4,716	4,656
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	24,860	23,444
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C37	3.525%	12/15/49	7,343	6,803
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	5,750	5,151
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	2,495	2,251
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	2,479	2,254
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	3,435	3,151
[4]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C47	4.442%	9/15/61	3,040	2,825
[4]	Wells Fargo Commercial Mortgage Trust Class A5 Series 2018-C44	4.212%	5/15/51	11,100	10,253
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2013-LC12	4.296%	7/15/46	4,906	4,797
[4]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	7,100	6,782
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-C30	4.067%	9/15/58	17,222	15,996
[4,6]	Wells Fargo Commercial Mortgage Trust Class AS Series 2015-LC22	4.207%	9/15/58	8,550	7,943
[4]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C49	3.933%	3/15/52	7,894	7,433
[4]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	6,550	5,930
[4]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	6,830	4,419
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.556%	9/15/58	14,300	12,754
[4,6]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	5,973	4,920
[4,6]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	4.464%	10/25/36	2,432	2,597
[4,5,6]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	35,485	33,657
[4,6]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C15	4.153%	8/15/46	14,980	14,797
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2013-C17	4.023%	12/15/46	9,770	9,585
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	2,331	2,243
[4]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	1,787	1,752
[4,6]	WFRBS Commercial Mortgage Trust Class A5 Series 2013-C18	4.162%	12/15/46	8,730	8,516
[4]	WFRBS Commercial Mortgage Trust Class A5 Series 2014-C21	3.678%	8/15/47	10,000	9,618
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	2,230	2,198
[4]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	7,130	6,759
[4,6]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	4.866%	12/15/46	5,775	5,608

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	11,110	9,969
[4,6]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	4,500	4,065
[4]	World Omni Auto Receivables Trust Class A3 Series 2021-C	0.440%	8/17/26	22,010	20,866
[4]	World Omni Auto Receivables Trust Class A3 Series 2022-C	3.660%	10/15/27	10,150	9,786
[4]	World Omni Auto Receivables Trust Class A4 Series 2021-D	1.100%	11/15/27	13,110	11,914
[4]	World Omni Auto Receivables Trust Class A4 Series 2022-C	3.680%	9/15/28	10,970	10,427
[4]	World Omni Auto Receivables Trust Class B Series 2020-B	1.220%	3/16/26	4,350	4,079
[4]	World Omni Auto Receivables Trust Class B Series 2021-B	1.040%	6/15/27	4,360	3,930
[4]	World Omni Auto Receivables Trust Class B Series 2021-C	0.840%	9/15/27	5,360	4,772
[4]	World Omni Auto Receivables Trust Class C Series 2020-C	1.390%	5/17/27	3,900	3,613
[4]	World Omni Auto Receivables Trust Class C Series 2021-B	1.290%	12/15/27	4,270	3,851
[4]	World Omni Auto Receivables Trust Class C Series 2021-C	1.060%	4/17/28	2,420	2,182
[4]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	4,640	4,195
[4]	World Omni Automobile Lease Securitization Trust Class A3 Series 2021-A	0.420%	8/15/24	11,350	10,892
[4]	World Omni Automobile Lease Securitization Trust Class A4 Series 2021-A	0.500%	11/16/26	11,150	10,523
[4]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	4,970	4,807
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $4,245,399)					3,970,788
Corporate Bonds (77.6%)
Communications (5.8%)
	Activision Blizzard Inc.	3.400%	9/15/26	7,819	7,350
	AT&T Inc.	0.900%	3/25/24	181,884	171,814
	AT&T Inc.	1.700%	3/25/26	210,670	185,805
[8]	AT&T Inc.	1.800%	9/5/26	1,000	922
	AT&T Inc.	2.300%	6/1/27	57,467	50,153
[8]	Booking Holdings Inc.	0.100%	3/8/25	23,876	21,821
	Booking Holdings Inc.	3.600%	6/1/26	16,000	15,119
[8]	British Telecommunications plc	1.750%	3/10/26	500	462
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	1,935	1,793
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	70,527	69,439
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	261,227	253,628
[8]	CK Hutchison Group Telecom Finance SA	0.750%	4/17/26	1,000	880
	Comcast Corp.	3.375%	8/15/25	90,024	86,065
	Comcast Corp.	3.950%	10/15/25	63,324	61,243
	Comcast Corp.	3.150%	3/1/26	52,355	49,201
[8]	Comcast Corp.	0.000%	9/14/26	49,105	42,477
	Comcast Corp.	2.350%	1/15/27	51,581	46,102
	Comcast Corp.	5.350%	11/15/27	18,990	18,981
	Comcast Corp.	5.250%	11/7/25	16,790	16,785
[5]	Cox Communications Inc.	3.150%	8/15/24	9,327	8,922
[5]	Deutsche Telekom International Finance BV	2.485%	9/19/23	15,700	15,321
[5]	Deutsche Telekom International Finance BV	3.600%	1/19/27	10,810	10,012

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	1,523	1,371
	Discovery Communications LLC	3.800%	3/13/24	62,824	61,070
	Discovery Communications LLC	3.900%	11/15/24	28,005	26,855
	Discovery Communications LLC	3.450%	3/15/25	5,993	5,624
	Discovery Communications LLC	3.950%	6/15/25	6,790	6,417
	Discovery Communications LLC	4.900%	3/11/26	77,970	74,028
[5]	DISH DBS Corp.	5.250%	12/1/26	2,413	2,095
	Expedia Group Inc.	5.000%	2/15/26	7,850	7,586
	Expedia Group Inc.	4.625%	8/1/27	21,939	20,542
	Fox Corp.	4.030%	1/25/24	46,216	45,423
	Fox Corp.	3.050%	4/7/25	56,576	53,458
[5]	Frontier Communications Holdings LLC	5.875%	10/15/27	988	916
[5]	Frontier Communications Holdings LLC	5.000%	5/1/28	5,208	4,556
[9]	Global Switch Holdings Ltd.	4.375%	12/13/22	19,190	21,961
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	6,672	6,537
[5]	Level 3 Financing Inc.	4.625%	9/15/27	1,640	1,427
[5]	Level 3 Financing Inc.	4.250%	7/1/28	1,490	1,228
[5]	Level 3 Financing Inc.	3.625%	1/15/29	2,350	1,793
[5]	Magallanes Inc.	3.428%	3/15/24	93,175	89,910
[5]	Magallanes Inc.	3.638%	3/15/25	72,515	68,391
[5]	Magallanes Inc.	3.755%	3/15/27	240,981	214,468
[5]	Meta Platforms Inc.	3.500%	8/15/27	250,488	230,123
	Netflix Inc.	5.875%	2/15/25	1,455	1,464
[5]	Netflix Inc.	3.625%	6/15/25	12,468	11,866
	Netflix Inc.	4.375%	11/15/26	7,179	6,848
	Netflix Inc.	4.875%	4/15/28	10,180	9,676
	Netflix Inc.	5.875%	11/15/28	354	352
[5]	Nexstar Media Inc.	5.625%	7/15/27	3,875	3,648
[5]	Nexstar Media Inc.	4.750%	11/1/28	2,898	2,543
[5]	NTT Finance Corp.	1.162%	4/3/26	87,855	76,232
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	21,539	20,218
	Ooredoo International Finance Ltd.	3.250%	2/21/23	16,700	16,579
	Paramount Global Inc.	4.750%	5/15/25	57,148	55,816
	Paramount Global Inc.	4.000%	1/15/26	10,167	9,542
[5]	Rogers Communications Inc.	3.200%	3/15/27	38,720	35,141
[5]	Sirius XM Radio Inc.	3.125%	9/1/26	1,215	1,086
[5]	Sky Ltd.	3.750%	9/16/24	48,460	47,120
[8]	Sky Ltd.	2.500%	9/15/26	22,015	20,905
	Sprint Corp.	7.125%	6/15/24	10,566	10,731
	Sprint Corp.	7.625%	3/1/26	3,640	3,793
	Take-Two Interactive Software Inc.	3.300%	3/28/24	23,520	22,835
	Take-Two Interactive Software Inc.	3.550%	4/14/25	24,260	23,141
	Take-Two Interactive Software Inc.	3.700%	4/14/27	29,000	26,822
	Telefonica Emisiones SA	4.103%	3/8/27	37,687	34,524
[8]	Telefonica Emisiones SA	1.201%	8/21/27	500	441
	Time Warner Entertainment Co. LP	8.375%	3/15/23	8,730	8,836
	T-Mobile USA Inc.	3.500%	4/15/25	239,286	228,223
	T-Mobile USA Inc.	1.500%	2/15/26	54,009	47,440
	T-Mobile USA Inc.	2.250%	2/15/26	40,115	36,036
	T-Mobile USA Inc.	2.625%	4/15/26	6,695	6,045
	T-Mobile USA Inc.	3.750%	4/15/27	127,714	117,883
	T-Mobile USA Inc.	5.375%	4/15/27	9,475	9,391
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	55	51
	VeriSign Inc.	5.250%	4/1/25	17,073	16,909
	Verizon Communications Inc.	0.850%	11/20/25	38,220	33,615
	Verizon Communications Inc.	1.450%	3/20/26	118,945	104,814
	Verizon Communications Inc.	2.625%	8/15/26	19,430	17,674

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Verizon Communications Inc.	1.375%	10/27/26	1,000	910
	Verizon Communications Inc.	4.125%	3/16/27	43,382	41,295
	Verizon Communications Inc.	3.000%	3/22/27	55,195	50,080
	Verizon Communications Inc.	2.100%	3/22/28	43,312	36,409
[5]	Videotron Ltd.	5.125%	4/15/27	1,875	1,766
	Vodafone Group plc	3.750%	1/16/24	132,231	130,599
	Vodafone Group plc	4.125%	5/30/25	22,338	21,760
	Walt Disney Co.	3.350%	3/24/25	60,588	58,251
	Walt Disney Co.	1.750%	1/13/26	51,005	46,191
	Walt Disney Co.	3.375%	11/15/26	43,428	40,565
					3,576,140
Consumer Discretionary (5.1%)
[5]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	1,974	1,735
	American Honda Finance Corp.	3.625%	10/10/23	8,106	7,999
	American Honda Finance Corp.	0.550%	7/12/24	96,050	89,039
	American Honda Finance Corp.	0.750%	8/9/24	14,895	13,821
	American Honda Finance Corp.	2.150%	9/10/24	25,198	23,903
[8]	American Honda Finance Corp.	1.950%	10/18/24	14,575	14,081
	American Honda Finance Corp.	1.200%	7/8/25	47,276	42,649
	Asbury Automotive Group Inc.	4.500%	3/1/28	7,269	6,307
	AutoZone Inc.	3.625%	4/15/25	50,197	48,243
	AutoZone Inc.	3.750%	6/1/27	15,500	14,468
[5]	BMW US Capital LLC	0.800%	4/1/24	10,125	9,532
[5]	BMW US Capital LLC	1.250%	8/12/26	24,500	20,929
[5]	BMW US Capital LLC	3.450%	4/1/27	9,875	9,115
	Brunswick Corp.	0.850%	8/18/24	34,250	31,352
[5]	Caesars Entertainment Inc.	6.250%	7/1/25	2,420	2,363
[5]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	3,065	2,997
[5]	Carnival Corp.	4.000%	8/1/28	3,690	2,977
[5]	Churchill Downs Inc.	5.500%	4/1/27	6,559	6,274
[5]	Churchill Downs Inc.	4.750%	1/15/28	2,831	2,508
[5]	Clarios Global LP	6.750%	5/15/25	2,269	2,272
[5]	Daimler Finance North America LLC	3.650%	2/22/24	26,000	25,494
[5]	Daimler Finance North America LLC	0.750%	3/1/24	122,615	115,494
[5]	Daimler Finance North America LLC	2.700%	6/14/24	37,200	35,676
[5]	Daimler Finance North America LLC	1.450%	3/2/26	17,440	15,285
[8]	Daimler International Finance BV	2.000%	8/22/26	1,000	950
	eBay Inc.	1.400%	5/10/26	28,500	24,803
[5]	ERAC USA Finance LLC	3.850%	11/15/24	37,894	36,523
[5]	ERAC USA Finance LLC	3.800%	11/1/25	18,585	17,533
[5]	ERAC USA Finance LLC	3.300%	12/1/26	2,965	2,700
	Ford Motor Credit Co. LLC	5.125%	6/16/25	2,745	2,649
	Ford Motor Credit Co. LLC	4.134%	8/4/25	1,195	1,111
	Ford Motor Credit Co. LLC	3.375%	11/13/25	9,395	8,537
	Ford Motor Credit Co. LLC	2.700%	8/10/26	6,095	5,279
	Ford Motor Credit Co. LLC	4.950%	5/28/27	16,975	15,552
	Ford Motor Credit Co. LLC	4.125%	8/17/27	6,703	5,950
	Ford Motor Credit Co. LLC	3.815%	11/2/27	993	861
	General Motors Co.	4.875%	10/2/23	32,904	32,601
	General Motors Co.	5.400%	10/2/23	40,845	40,685
	General Motors Co.	6.125%	10/1/25	107,602	107,182
	General Motors Financial Co. Inc.	5.100%	1/17/24	45,250	44,848
	General Motors Financial Co. Inc.	3.950%	4/13/24	51,061	49,673
	General Motors Financial Co. Inc.	1.200%	10/15/24	33,600	30,698
	General Motors Financial Co. Inc.	3.500%	11/7/24	37,585	35,849
	General Motors Financial Co. Inc.	4.000%	1/15/25	4,900	4,712
	General Motors Financial Co. Inc.	2.900%	2/26/25	39,315	36,689
	General Motors Financial Co. Inc.	4.350%	4/9/25	25,075	24,058

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	General Motors Financial Co. Inc.	2.750%	6/20/25	21,853	20,105
	General Motors Financial Co. Inc.	6.050%	10/10/25	115,125	114,235
	General Motors Financial Co. Inc.	1.250%	1/8/26	153,293	131,067
	General Motors Financial Co. Inc.	5.250%	3/1/26	29,409	28,492
	General Motors Financial Co. Inc.	4.000%	10/6/26	22,140	20,318
	General Motors Financial Co. Inc.	4.350%	1/17/27	18,743	17,278
	General Motors Financial Co. Inc.	2.350%	2/26/27	38,865	32,970
	General Motors Financial Co. Inc.	5.000%	4/9/27	48,499	45,865
	General Motors Financial Co. Inc.	2.700%	8/20/27	25,903	21,849
[5]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	14,500	13,477
[5]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	105,072	89,661
	Harley-Davidson Inc.	3.500%	7/28/25	16,500	15,501
[5]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	7,959	7,837
[5]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	860	830
	Home Depot Inc.	4.000%	9/15/25	27,335	26,766
	Honda Motor Co. Ltd.	2.271%	3/10/25	28,570	26,818
	Honda Motor Co. Ltd.	2.534%	3/10/27	38,590	34,522
	Hyatt Hotels Corp.	1.300%	10/1/23	38,800	37,258
	Lennar Corp.	4.875%	12/15/23	10,500	10,418
	Lennar Corp.	4.500%	4/30/24	34,650	34,093
	Lennar Corp.	5.875%	11/15/24	19,400	19,423
	Lennar Corp.	4.750%	5/30/25	22,084	21,450
	Lennar Corp.	5.250%	6/1/26	52,497	51,026
[5]	Live Nation Entertainment Inc.	6.500%	5/15/27	10,985	10,927
[5]	Live Nation Entertainment Inc.	3.750%	1/15/28	1,647	1,436
	Lowe's Cos. Inc.	4.400%	9/8/25	18,865	18,506
	Lowe's Cos. Inc.	3.350%	4/1/27	18,020	16,668
[8]	LVMH Moet Hennessy Louis Vuitton SE	0.000%	2/11/24	1,000	956
	Marriott International Inc.	3.750%	10/1/25	15,325	14,584
	Marriott International Inc.	3.125%	6/15/26	6,390	5,838
	Marriott International Inc.	5.000%	10/15/27	14,150	13,624
[5]	Mattel Inc.	5.875%	12/15/27	9,219	8,963
[8]	McDonald's Corp.	0.625%	1/29/24	700	671
	McDonald's Corp.	3.300%	7/1/25	25,701	24,720
	McDonald's Corp.	1.450%	9/1/25	24,300	22,102
	McDonald's Corp.	3.500%	7/1/27	21,500	20,018
[5]	Meritage Homes Corp.	3.875%	4/15/29	1,775	1,439
[5]	NCL Corp. Ltd.	5.875%	2/15/27	1,298	1,160
[5]	Nissan Motor Acceptance Co. LLC	1.050%	3/8/24	50,400	46,388
[5]	Nissan Motor Acceptance Co. LLC	1.125%	9/16/24	23,960	21,397
[5]	Nissan Motor Acceptance Co. LLC	2.000%	3/9/26	67,910	55,389
[5]	Nissan Motor Co. Ltd.	3.043%	9/15/23	105,000	102,003
[5]	Nissan Motor Co. Ltd.	3.522%	9/17/25	75,725	67,238
[5]	Penn National Gaming Inc.	5.625%	1/15/27	1,225	1,116
[8]	Richemont International Holding SA	1.000%	3/26/26	1,000	923
	Ross Stores Inc.	0.875%	4/15/26	20,065	17,230
[5]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	706	760
	Starbucks Corp.	2.000%	3/12/27	3,813	3,324
[5]	Stellantis Finance US Inc.	1.711%	1/29/27	10,685	8,840
	TJX Cos. Inc.	2.250%	9/15/26	2,011	1,817
	Toll Brothers Finance Corp.	4.875%	11/15/25	4,860	4,617
	Toll Brothers Finance Corp.	4.875%	3/15/27	6,805	6,274
	Toll Brothers Finance Corp.	4.350%	2/15/28	2,490	2,170
[8]	Toyota Finance Australia Ltd.	2.280%	10/21/27	300	279
	Toyota Motor Corp.	3.650%	8/18/25	52,285	50,342
	Toyota Motor Credit Corp.	2.500%	3/22/24	37,760	36,511
	Toyota Motor Credit Corp.	4.400%	9/20/24	65,050	64,415
	Toyota Motor Credit Corp.	1.450%	1/13/25	46,070	42,707

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toyota Motor Credit Corp.	3.000%	4/1/25	39,050	37,236
	Toyota Motor Credit Corp.	3.950%	6/30/25	43,920	42,803
	Toyota Motor Credit Corp.	0.800%	10/16/25	78,885	69,741
	Toyota Motor Credit Corp.	1.900%	1/13/27	67,445	59,109
	Toyota Motor Credit Corp.	3.050%	3/22/27	110,905	101,528
	Toyota Motor Credit Corp.	4.550%	9/20/27	66,140	64,338
[8]	Toyota Motor Finance Netherlands BV	3.070%	10/27/25	500	447
[10]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	12,910	8,210
[9]	Volkswagen Financial Services NV	1.125%	9/18/23	29,400	32,496
[5]	Volkswagen Group of America Finance LLC	0.750%	11/23/22	48,000	47,862
[5]	Volkswagen Group of America Finance LLC	4.250%	11/13/23	17,700	17,482
[5]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	4,500	4,242
[5]	Volkswagen Group of America Finance LLC	3.200%	9/26/26	5,000	4,540
[8]	Volkswagen Leasing GmbH	2.625%	1/15/24	1,000	978
[8]	Volkswagen Leasing GmbH	1.375%	1/20/25	27,139	25,536
[8]	Volkswagen Leasing GmbH	0.375%	7/20/26	14,570	12,625
[5]	William Carter Co.	5.625%	3/15/27	2,947	2,833
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	2,206	1,941
					3,124,514
Consumer Staples (4.4%)
[5]	7-Eleven Inc.	0.625%	2/10/23	15,820	15,624
[5]	7-Eleven Inc.	0.800%	2/10/24	126,300	119,143
[5]	7-Eleven Inc.	0.950%	2/10/26	67,700	58,266
	Altria Group Inc.	2.350%	5/6/25	51,609	47,641
[8]	Altria Group Inc.	1.700%	6/15/25	9,705	9,020
	Altria Group Inc.	4.400%	2/14/26	16,727	16,073
	Altria Group Inc.	2.625%	9/16/26	25,076	22,449
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	20,831	19,969
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	4,411	4,169
	BAT Capital Corp.	3.222%	8/15/24	54,007	51,589
	BAT Capital Corp.	2.789%	9/6/24	9,750	9,220
[9]	BAT Capital Corp.	2.125%	8/15/25	9,705	9,928
	BAT Capital Corp.	3.215%	9/6/26	71,137	63,448
	BAT Capital Corp.	4.700%	4/2/27	89,408	83,230
[5]	BAT International Finance plc	3.950%	6/15/25	69,925	66,482
	BAT International Finance plc	1.668%	3/25/26	133,090	114,348
[9]	BAT International Finance plc	4.000%	9/4/26	2,797	2,916
	Campbell Soup Co.	3.650%	3/15/23	46,173	45,944
	Campbell Soup Co.	3.950%	3/15/25	20,050	19,445
	Cargill Inc.	4.875%	10/10/25	25,960	25,757
[8]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	15,010	13,953
[8]	Coca-Cola Co.	1.875%	9/22/26	10,780	10,149
[5]	Coca-Cola Europacific Partners plc	0.500%	5/5/23	16,000	15,612
	Colgate-Palmolive Co.	3.100%	8/15/25	33,010	31,743
	Colgate-Palmolive Co.	3.100%	8/15/27	28,710	26,843
	Conagra Brands Inc.	0.500%	8/11/23	8,750	8,423
	Constellation Brands Inc.	4.750%	11/15/24	11,550	11,449
	Constellation Brands Inc.	4.400%	11/15/25	23,350	22,768
	Constellation Brands Inc.	4.750%	12/1/25	4,000	3,954
	Constellation Brands Inc.	3.700%	12/6/26	8,315	7,783
	Constellation Brands Inc.	3.500%	5/9/27	15,790	14,528
	Constellation Brands Inc.	4.350%	5/9/27	53,230	50,869
	Costco Wholesale Corp.	1.375%	6/20/27	38,761	33,407
	Diageo Capital plc	5.200%	10/24/25	30,885	30,991
	Diageo Capital plc	5.300%	10/24/27	38,960	39,127
	Dollar General Corp.	4.625%	11/1/27	18,750	18,104
	Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	6,634	6,518

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	GSK Consumer Healthcare Capital US LLC	3.125%	3/24/25	140,475	132,588
	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	58,059	52,561
	J M Smucker Co.	3.500%	3/15/25	9,370	8,983
[5]	JDE Peet's NV	1.375%	1/15/27	36,090	29,660
	Keurig Dr Pepper Inc.	3.130%	12/15/23	15,320	15,010
	Keurig Dr Pepper Inc.	0.750%	3/15/24	25,455	23,982
	Keurig Dr Pepper Inc.	4.417%	5/25/25	11,672	11,508
	Kraft Heinz Foods Co.	3.000%	6/1/26	20,400	18,800
	Kraft Heinz Foods Co.	3.875%	5/15/27	54,642	51,223
	Kroger Co.	4.000%	2/1/24	20,700	20,393
	Kroger Co.	3.500%	2/1/26	26,000	24,366
	Kroger Co.	2.650%	10/15/26	620	555
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	2,210	2,070
[8]	Louis Dreyfus Co. Finance BV	2.375%	11/27/25	10,533	9,794
	McCormick & Co. Inc.	3.150%	8/15/24	8,564	8,243
	McCormick & Co. Inc.	3.400%	8/15/27	19,385	17,650
	Mead Johnson Nutrition Co.	4.125%	11/15/25	4,900	4,731
	Molson Coors Beverage Co.	3.000%	7/15/26	24,500	22,343
[5]	Mondelez International Holdings Netherlands BV	2.250%	9/19/24	72,805	68,614
[5]	Mondelez International Holdings Netherlands BV	0.750%	9/24/24	19,510	17,857
[5]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	48,010	41,091
	Mondelez International Inc.	1.500%	5/4/25	61,425	56,201
	Mondelez International Inc.	2.625%	3/17/27	29,030	25,860
[8]	Nestle Finance International Ltd.	0.000%	6/14/26	1,000	892
[5]	Nestle Holdings Inc.	3.500%	9/24/25	14,500	13,964
	Pepsico Inc.	3.600%	2/18/28	46,980	44,209
[5]	Performance Food Group Inc.	6.875%	5/1/25	997	994
[5]	Performance Food Group Inc.	5.500%	10/15/27	4,340	4,131
	Philip Morris International Inc.	1.500%	5/1/25	34,800	31,712
	Philip Morris International Inc.	2.750%	2/25/26	15,557	14,277
[8]	Philip Morris International Inc.	2.875%	3/3/26	21,455	20,249
	Philip Morris International Inc.	0.875%	5/1/26	33,850	28,965
[5]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	113,218	108,441
[5]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	11,951	10,843
	Reynolds American Inc.	4.450%	6/12/25	144,271	139,255
	Target Corp.	1.950%	1/15/27	17,473	15,658
	Tyson Foods Inc.	3.950%	8/15/24	87,199	85,117
	Tyson Foods Inc.	4.000%	3/1/26	31,486	30,072
	Walmart Inc.	3.900%	9/9/25	206,095	202,262
	Walmart Inc.	3.950%	9/9/27	136,305	131,980
					2,697,986
Energy (6.4%)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	14,200	12,429
	BP Capital Markets America Inc.	3.796%	9/21/25	40,135	38,958
	BP Capital Markets America Inc.	3.410%	2/11/26	36,620	34,696
	BP Capital Markets America Inc.	3.119%	5/4/26	63,745	59,507
	BP Capital Markets America Inc.	3.017%	1/16/27	28,626	26,177
[8]	BP Capital Markets plc	2.972%	2/27/26	400	386
	BP Capital Markets plc	3.279%	9/19/27	49,894	45,587
	Buckeye Partners LP	4.150%	7/1/23	3,230	3,192
	Canadian Natural Resources Ltd.	3.800%	4/15/24	18,391	17,954
	Canadian Natural Resources Ltd.	3.900%	2/1/25	12,950	12,489
	Canadian Natural Resources Ltd.	2.050%	7/15/25	18,312	16,771
	Canadian Natural Resources Ltd.	3.850%	6/1/27	44,105	40,706
	Cheniere Corpus Christi Holdings LLC	7.000%	6/30/24	135,880	137,592
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	126,164	126,290
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	52,787	51,544

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cheniere Energy Inc.	4.625%	10/15/28	3,665	3,381
	Chevron Corp.	1.554%	5/11/25	33,324	30,753
	Chevron Corp.	2.954%	5/16/26	4,800	4,506
[5]	CNX Resources Corp.	7.250%	3/14/27	446	442
	ConocoPhillips Co.	2.400%	3/7/25	23,370	22,073
	Continental Resources Inc.	3.800%	6/1/24	14,571	14,067
[5]	Continental Resources Inc.	2.268%	11/15/26	26,650	22,655
[5]	Coterra Energy Inc.	3.900%	5/15/27	16,269	15,001
[5]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	1,850	1,789
	DCP Midstream Operating LP	5.625%	7/15/27	1,801	1,748
	Devon Energy Corp.	5.250%	9/15/24	69,058	69,004
	Devon Energy Corp.	5.850%	12/15/25	13,303	13,432
	Diamondback Energy Inc.	3.250%	12/1/26	76,025	69,684
[5]	DT Midstream Inc.	4.125%	6/15/29	3,795	3,280
	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	6,378	6,094
	Ecopetrol SA	5.875%	9/18/23	9,009	8,868
	Ecopetrol SA	4.125%	1/16/25	11,959	11,037
	Empresa Nacional del Petroleo	4.375%	10/30/24	22,304	21,582
	Empresa Nacional del Petroleo	3.750%	8/5/26	13,839	12,283
	Empresa Nacional del Petroleo	5.250%	11/6/29	5,318	4,892
	Enable Midstream Partners LP	3.900%	5/15/24	6,970	6,767
	Enable Midstream Partners LP	4.400%	3/15/27	48,250	44,855
	Enbridge Energy Partners LP	5.875%	10/15/25	24,941	25,176
	Enbridge Inc.	3.500%	6/10/24	36,445	35,332
	Enbridge Inc.	2.500%	1/15/25	32,322	30,290
	Enbridge Inc.	2.500%	2/14/25	9,714	9,081
	Enbridge Inc.	1.600%	10/4/26	29,100	24,998
	Enbridge Inc.	4.250%	12/1/26	4,461	4,219
	Enbridge Inc.	3.700%	7/15/27	19,646	18,041
	Enbridge Inc.	7.375%	1/15/83	19,300	18,410
	Energy Transfer LP	3.450%	1/15/23	16,340	16,271
	Energy Transfer LP	3.600%	2/1/23	2,916	2,902
	Energy Transfer LP	4.250%	3/15/23	39,423	39,241
	Energy Transfer LP	5.875%	1/15/24	40,015	40,086
	Energy Transfer LP	4.900%	2/1/24	40,324	39,901
	Energy Transfer LP	4.250%	4/1/24	43,468	42,420
	Energy Transfer LP	4.500%	4/15/24	40,686	39,970
	Energy Transfer LP	4.050%	3/15/25	53,734	51,449
	Energy Transfer LP	5.950%	12/1/25	10,655	10,592
	Energy Transfer LP	4.750%	1/15/26	3,155	3,026
	Energy Transfer LP	5.500%	6/1/27	7,831	7,622
	Energy Transfer LP / Regency Energy Finance Corp.	4.500%	11/1/23	107,739	106,392
[5]	Eni SpA	4.000%	9/12/23	77,305	75,891
	EnLink Midstream Partners LP	4.850%	7/15/26	2,915	2,743
	Enterprise Products Operating LLC	3.900%	2/15/24	28,502	27,973
	Enterprise Products Operating LLC	3.700%	2/15/26	31,438	29,846
[5]	EQM Midstream Partners LP	6.000%	7/1/25	1,067	1,034
[5]	EQM Midstream Partners LP	7.500%	6/1/27	3,429	3,392
	EQT Corp.	6.125%	2/1/25	18,158	18,174
	EQT Corp.	5.678%	10/1/25	12,790	12,651
[5]	EQT Corp.	3.125%	5/15/26	2,748	2,500
	EQT Corp.	3.900%	10/1/27	22,500	20,222
	Exxon Mobil Corp.	2.709%	3/6/25	10,000	9,544
	Exxon Mobil Corp.	2.992%	3/19/25	27,951	26,774
	Exxon Mobil Corp.	3.043%	3/1/26	35,025	32,977
	Exxon Mobil Corp.	2.275%	8/16/26	10,813	9,846
[8]	Gazprom PJSC Via Gaz Capital SA	3.125%	11/17/23	2,600	1,653

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Gazprom PJSC Via Gaz Capital SA	2.949%	1/24/24	15,630	9,500
[8]	Gazprom PJSC Via Gaz Capital SA	2.250%	11/22/24	3,400	2,039
	Harvest Operations Corp.	1.000%	4/26/24	19,240	18,044
	KazMunayGas National Co. JSC	4.750%	4/24/25	4,790	4,487
[5]	KazMunayGas National Co. JSC	6.375%	10/24/48	2,800	2,020
	KazTransGas JSC	4.375%	9/26/27	2,699	2,208
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	11,015	10,829
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	17,184	16,873
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	5,145	5,028
	Kinder Morgan Inc.	3.150%	1/15/23	88,311	87,916
[5]	Kinder Morgan Inc.	5.625%	11/15/23	24,415	24,366
	Kinder Morgan Inc.	4.300%	6/1/25	25,844	25,138
	Kinder Morgan Inc.	1.750%	11/15/26	29,100	25,098
	Marathon Petroleum Corp.	3.625%	9/15/24	31,830	30,755
	Marathon Petroleum Corp.	4.700%	5/1/25	103,522	101,382
	Marathon Petroleum Corp.	5.125%	12/15/26	55,600	54,659
	MPLX LP	4.875%	12/1/24	29,939	29,455
	MPLX LP	4.875%	6/1/25	20,170	19,706
	MPLX LP	1.750%	3/1/26	85,686	74,792
	Newfield Exploration Co.	5.375%	1/1/26	32,854	32,145
	Nustar Logistics LP	5.750%	10/1/25	4,110	3,986
	Occidental Petroleum Corp.	6.950%	7/1/24	3,899	3,996
	Occidental Petroleum Corp.	5.875%	9/1/25	4,445	4,485
	Occidental Petroleum Corp.	5.500%	12/1/25	2,665	2,674
	ONEOK Inc.	2.750%	9/1/24	19,529	18,538
	ONEOK Inc.	2.200%	9/15/25	20,076	18,097
	ONEOK Inc.	5.850%	1/15/26	33,233	33,084
	ONEOK Partners LP	5.000%	9/15/23	26,043	25,927
	ONEOK Partners LP	4.900%	3/15/25	9,680	9,448
	Pertamina Persero PT	4.300%	5/20/23	50,622	49,918
	Pertamina Persero PT	1.400%	2/9/26	19,433	16,694
	Phillips 66	0.900%	2/15/24	24,185	22,899
	Phillips 66	3.850%	4/9/25	18,475	17,893
	Phillips 66	1.300%	2/15/26	31,103	27,169
[5]	Phillips 66 Co.	3.605%	2/15/25	21,326	20,406
	Pioneer Natural Resources Co.	0.550%	5/15/23	29,500	28,779
	Pioneer Natural Resources Co.	1.125%	1/15/26	31,105	27,139
	Plains All American Pipeline LP / PAA Finance Corp.	3.850%	10/15/23	18,518	18,212
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	30,637	29,337
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	60,277	58,236
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	29,582	27,789
[5]	SA Global Sukuk Ltd.	0.946%	6/17/24	34,667	32,249
	SA Global Sukuk Ltd.	0.946%	6/17/24	30,376	28,288
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	66,838	66,840
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	55,698	55,644
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	109,015	108,520
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	78,820	78,535
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	15,322	14,765
[5]	Saudi Arabian Oil Co.	1.250%	11/24/23	3,079	2,957
	Saudi Arabian Oil Co.	1.250%	11/24/23	550	529
	Saudi Arabian Oil Co.	2.875%	4/16/24	14,780	14,254
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	23,701	21,432
	Shell International Finance BV	3.250%	5/11/25	34,824	33,449
	Shell International Finance BV	2.875%	5/10/26	17,236	16,078

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	21,800	21,695
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	11,271	11,215
	Solar Applied Materials Technology Corp.	4.000%	10/1/27	13,000	11,771
[5,11]	Southern Gas Corridor CJSC	6.875%	3/24/26	3,151	3,106
[11]	Southern Gas Corridor CJSC	6.875%	3/24/26	10,449	10,254
	Spectra Energy Partners LP	4.750%	3/15/24	11,420	11,320
	Spectra Energy Partners LP	3.500%	3/15/25	11,985	11,431
	Spectra Energy Partners LP	3.375%	10/15/26	20,242	18,552
	State Oil Co. of the Azerbaijan Republic	4.750%	3/13/23	6,595	6,518
	Suvidhaa Infoserve Ltd.	3.900%	7/15/26	13,256	12,241
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	4,121	4,089
	TotalEnergies Capital International SA	2.434%	1/10/25	58,447	55,282
	TransCanada PipeLines Ltd.	3.750%	10/16/23	28,622	28,164
	TransCanada PipeLines Ltd.	1.000%	10/12/24	94,119	86,436
	TransCanada PipeLines Ltd.	4.875%	1/15/26	28,389	27,799
	Western Midstream Operating LP	4.650%	7/1/26	3,620	3,422
	Western Midstream Operating LP	4.300%	2/1/30	5,530	4,861
	Williams Cos. Inc.	4.500%	11/15/23	78,400	77,686
	Williams Cos. Inc.	4.300%	3/4/24	13,600	13,392
	Williams Cos. Inc.	4.550%	6/24/24	114,409	112,542
	Williams Cos. Inc.	4.000%	9/15/25	9,899	9,506
	Williams Cos. Inc.	3.750%	6/15/27	23,300	21,397
					3,930,475
Financials (28.8%)
[5]	ABN AMRO Bank NV	1.542%	6/16/27	24,805	20,747
	ABN AMRO Bank NV	4.400%	3/27/28	22,000	21,330
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	27,850	27,697
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	64,259	63,116
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.150%	10/29/23	55,460	52,569
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.150%	2/15/24	57,761	55,374
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.875%	8/14/24	50,233	47,004
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	172,300	156,617
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	10/29/24	87,100	78,949
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	27,615	25,904
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	24,230	23,907
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	37,600	35,386
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	67,076	57,292
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	94,267	79,714
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	17,898	15,626
	Affiliated Managers Group Inc.	3.500%	8/1/25	9,700	9,214
	Aflac Inc.	1.125%	3/15/26	19,645	17,198
	Air Lease Corp.	2.750%	1/15/23	7,588	7,546
	Air Lease Corp.	3.875%	7/3/23	10,700	10,571
	Air Lease Corp.	4.250%	2/1/24	18,766	18,346
	Air Lease Corp.	2.300%	2/1/25	42,260	38,700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Air Lease Corp.	3.250%	3/1/25	2,910	2,711
	Air Lease Corp.	3.375%	7/1/25	37,083	34,369
	Air Lease Corp.	2.875%	1/15/26	82,135	73,035
	Air Lease Corp.	3.750%	6/1/26	4,000	3,628
	Air Lease Corp.	2.200%	1/15/27	29,100	24,356
	Aircastle Ltd.	4.400%	9/25/23	4,850	4,749
	Aircastle Ltd.	4.125%	5/1/24	6,790	6,474
	Allstate Corp.	0.750%	12/15/25	9,670	8,391
	Ally Financial Inc.	3.875%	5/21/24	46,379	44,762
	Ally Financial Inc.	5.125%	9/30/24	1,655	1,631
	Ally Financial Inc.	4.625%	3/30/25	3,814	3,720
	Ally Financial Inc.	5.800%	5/1/25	1,940	1,939
	Ally Financial Inc.	4.750%	6/9/27	29,000	26,522
	American Express Co.	2.500%	7/30/24	58,801	55,898
	American Express Co.	3.000%	10/30/24	26,905	25,709
	American Express Co.	2.250%	3/4/25	21,382	19,860
	American Express Co.	3.950%	8/1/25	150,125	144,151
	American Express Co.	4.200%	11/6/25	16,315	15,839
	American Express Co.	3.125%	5/20/26	6,545	6,054
	American Express Co.	2.550%	3/4/27	52,837	46,429
	American Express Co.	5.850%	11/5/27	25,500	25,482
	American International Group Inc.	2.500%	6/30/25	61,070	56,704
	American International Group Inc.	3.900%	4/1/26	9,350	8,906
	Ameriprise Financial Inc.	3.000%	4/2/25	20,610	19,539
	Ameriprise Financial Inc.	2.875%	9/15/26	11,645	10,662
[5]	Antares Holdings LP	2.750%	1/15/27	33,939	26,855
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	26,800	23,793
	Aon plc	3.500%	6/14/24	42,490	41,334
	Aon plc	3.875%	12/15/25	10,782	10,262
[5]	Apollo Management Holdings LP	4.000%	5/30/24	4,835	4,695
	Ares Capital Corp.	2.150%	7/15/26	29,000	23,975
[5]	Athene Global Funding	1.200%	10/13/23	33,041	31,699
[5]	Athene Global Funding	0.950%	1/8/24	34,970	32,962
[5]	Athene Global Funding	0.914%	8/19/24	11,320	10,295
[8]	Athene Global Funding	1.125%	9/2/25	50,358	45,221
[5]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	71,004	63,296
[6,10]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	5.029%	7/26/29	49,406	31,687
[9]	Aviva plc	6.125%	11/14/36	7,200	7,979
[5]	Avolon Holdings Funding Ltd.	2.125%	2/21/26	27,330	22,462
[5]	Avolon Holdings Funding Ltd.	4.250%	4/15/26	26,455	23,228
[8]	Banco Bilbao Vizcaya Argentaria SA	1.125%	2/28/24	3,000	2,879
[8]	Banco Santander SA	0.250%	6/19/24	3,000	2,825
	Banco Santander SA	2.706%	6/27/24	18,000	17,098
	Banco Santander SA	0.701%	6/30/24	16,085	15,453
	Banco Santander SA	2.746%	5/28/25	60,170	54,632
	Banco Santander SA	5.147%	8/18/25	36,600	35,205
	Banco Santander SA	5.179%	11/19/25	5,225	4,966
	Banco Santander SA	1.849%	3/25/26	29,250	24,968
	Banco Santander SA	1.722%	9/14/27	22,000	17,952
[6,10]	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	4.612%	1/19/23	14,400	9,213
	Bank of America Corp.	3.550%	3/5/24	102,866	101,998
	Bank of America Corp.	0.523%	6/14/24	21,300	20,560
	Bank of America Corp.	3.864%	7/23/24	43,351	42,715
	Bank of America Corp.	4.200%	8/26/24	20,427	19,978
	Bank of America Corp.	0.810%	10/24/24	59,850	56,785
	Bank of America Corp.	4.000%	1/22/25	89,110	85,933

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America Corp.	1.843%	2/4/25	104,570	99,070
	Bank of America Corp.	3.458%	3/15/25	9,700	9,351
	Bank of America Corp.	3.950%	4/21/25	76,426	73,188
	Bank of America Corp.	0.976%	4/22/25	59,888	55,469
	Bank of America Corp.	3.841%	4/25/25	23,900	23,123
	Bank of America Corp.	0.981%	9/25/25	49,430	44,916
	Bank of America Corp.	3.093%	10/1/25	74,970	70,972
	Bank of America Corp.	2.456%	10/22/25	19,250	17,951
	Bank of America Corp.	3.366%	1/23/26	52,553	49,521
	Bank of America Corp.	2.015%	2/13/26	51,370	47,006
	Bank of America Corp.	4.450%	3/3/26	53,863	51,634
	Bank of America Corp.	3.384%	4/2/26	111,500	104,709
	Bank of America Corp.	1.319%	6/19/26	84,240	74,408
	Bank of America Corp.	4.827%	7/22/26	127,600	124,053
	Bank of America Corp.	4.250%	10/22/26	27,110	25,645
	Bank of America Corp.	1.197%	10/24/26	43,560	37,792
	Bank of America Corp.	1.658%	3/11/27	48,515	41,897
	Bank of America Corp.	3.559%	4/23/27	28,110	25,869
	Bank of America Corp.	1.734%	7/22/27	137,745	117,743
	Bank of America Corp.	3.248%	10/21/27	23,208	20,730
	Bank of America Corp.	3.824%	1/20/28	50,329	46,014
	Bank of America Corp.	2.551%	2/4/28	83,081	71,855
	Bank of America Corp.	4.376%	4/27/28	27,500	25,577
	Bank of America Corp.	4.948%	7/22/28	56,635	54,025
	Bank of Montreal	4.250%	9/14/24	42,600	41,709
	Bank of Montreal	3.700%	6/7/25	21,225	20,332
	Bank of Montreal	1.250%	9/15/26	27,680	23,548
	Bank of Montreal	0.949%	1/22/27	24,075	20,771
	Bank of Montreal	2.650%	3/8/27	12,686	11,242
	Bank of Montreal	4.338%	10/5/28	95,383	93,696
	Bank of New York Mellon Corp.	4.414%	7/24/26	53,975	52,401
	Bank of New York Mellon Corp.	2.450%	8/17/26	9,700	8,796
	Bank of New York Mellon Corp.	3.442%	2/7/28	45,782	41,894
[6]	Bank of New York Mellon Corp.	5.802%	10/25/28	26,600	26,786
	Bank of Nova Scotia	0.650%	7/31/24	25,170	23,165
	Bank of Nova Scotia	1.450%	1/10/25	21,605	19,795
	Bank of Nova Scotia	2.200%	2/3/25	59,127	55,043
	Bank of Nova Scotia	3.450%	4/11/25	42,075	40,044
	Bank of Nova Scotia	1.300%	6/11/25	39,410	35,395
	Bank of Nova Scotia	4.500%	12/16/25	47,180	45,223
	Bank of Nova Scotia	1.050%	3/2/26	62,795	54,434
	Bank of Nova Scotia	2.700%	8/3/26	32,080	28,923
	Bank of Nova Scotia	1.300%	9/15/26	17,300	14,749
	Bank of Nova Scotia	1.950%	2/2/27	27,540	23,793
	Barclays plc	4.375%	9/11/24	55,709	52,946
	Barclays plc	1.007%	12/10/24	32,625	30,569
	Barclays plc	3.650%	3/16/25	38,535	35,845
	Barclays plc	3.932%	5/7/25	51,325	48,848
	Barclays plc	4.375%	1/12/26	51,772	48,079
	Barclays plc	2.852%	5/7/26	28,346	25,542
	Barclays plc	5.200%	5/12/26	27,955	25,759
	Barclays plc	5.304%	8/9/26	34,900	33,208
[6]	Barclays plc	7.325%	11/2/26	25,815	25,772
	Barclays plc	2.279%	11/24/27	11,880	9,828
	Barclays plc	5.501%	8/9/28	25,200	23,271
[6]	Barclays plc	7.385%	11/2/28	25,815	25,687
[8]	Berkshire Hathaway Inc.	1.125%	3/16/27	6,100	5,396
[8]	BPCE SA	0.875%	1/31/24	1,000	956

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	BPCE SA	2.375%	1/14/25	33,030	30,305
[6,10]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	4.129%	4/26/23	6,840	4,381
	Brown & Brown Inc.	4.200%	9/15/24	33,202	32,373
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	39,585	38,012
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	72,565	62,078
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	22,700	20,706
	Capital One Bank USA NA	2.280%	1/28/26	48,130	44,191
[8]	Capital One Financial Corp.	0.800%	6/12/24	14,500	13,514
	Capital One Financial Corp.	3.300%	10/30/24	14,500	13,820
	Capital One Financial Corp.	1.343%	12/6/24	20,900	19,771
	Capital One Financial Corp.	4.166%	5/9/25	46,250	44,432
	Capital One Financial Corp.	4.200%	10/29/25	23,563	22,370
	Capital One Financial Corp.	2.636%	3/3/26	72,400	66,407
	Capital One Financial Corp.	3.750%	3/9/27	23,488	21,420
	Capital One Financial Corp.	1.878%	11/2/27	48,250	40,152
	Capital One Financial Corp.	4.927%	5/10/28	38,600	35,863
	Charles Schwab Corp.	3.625%	4/1/25	44,839	43,441
	Charles Schwab Corp.	3.850%	5/21/25	49,262	47,832
	Charles Schwab Corp.	0.900%	3/11/26	26,115	22,558
	Charles Schwab Corp.	1.150%	5/13/26	29,150	25,258
	Charles Schwab Corp.	2.450%	3/3/27	42,975	38,384
	Charles Schwab Corp.	3.300%	4/1/27	20,174	18,591
	Chubb INA Holdings Inc.	3.350%	5/15/24	37,307	36,277
[8]	Chubb INA Holdings Inc.	0.300%	12/15/24	21,768	20,067
	Chubb INA Holdings Inc.	3.150%	3/15/25	12,265	11,720
	Chubb INA Holdings Inc.	3.350%	5/3/26	50,778	47,811
[9]	Citigroup Inc.	2.750%	1/24/24	1,100	1,228
	Citigroup Inc.	0.776%	10/30/24	25,890	24,475
	Citigroup Inc.	3.875%	3/26/25	26,482	25,339
	Citigroup Inc.	3.352%	4/24/25	17,000	16,324
	Citigroup Inc.	3.300%	4/27/25	11,650	11,058
	Citigroup Inc.	0.981%	5/1/25	28,895	26,655
	Citigroup Inc.	4.140%	5/24/25	22,544	21,899
	Citigroup Inc.	4.400%	6/10/25	28,325	27,433
	Citigroup Inc.	5.500%	9/13/25	2,615	2,593
	Citigroup Inc.	1.281%	11/3/25	19,100	17,311
	Citigroup Inc.	2.014%	1/25/26	40,635	37,135
	Citigroup Inc.	4.600%	3/9/26	54,240	52,063
	Citigroup Inc.	3.290%	3/17/26	24,200	22,683
	Citigroup Inc.	3.106%	4/8/26	72,830	67,972
	Citigroup Inc.	3.400%	5/1/26	19,200	17,827
	Citigroup Inc.	5.610%	9/29/26	24,200	23,874
	Citigroup Inc.	3.200%	10/21/26	74,703	68,094
	Citigroup Inc.	4.300%	11/20/26	31,424	29,652
	Citigroup Inc.	1.122%	1/28/27	38,800	33,001
	Citigroup Inc.	1.462%	6/9/27	81,460	69,202
	Citigroup Inc.	4.450%	9/29/27	33,114	30,855
	Citigroup Inc.	3.887%	1/10/28	20,360	18,645
	Citigroup Inc.	3.070%	2/24/28	48,150	42,509
	Citigroup Inc.	4.658%	5/24/28	30,920	29,132
	Citigroup Inc.	3.668%	7/24/28	42,832	38,399
	CNO Financial Group Inc.	5.250%	5/30/25	22,250	21,820
[6,10]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	4.473%	9/10/30	7,300	4,600
	Cooperatieve Rabobank UA	4.375%	8/4/25	18,700	17,692
	Cooperatieve Rabobank UA	3.750%	7/21/26	48,131	43,746
[5]	Corebridge Financial Inc.	3.500%	4/4/25	54,043	50,978
[5]	Corebridge Financial Inc.	3.650%	4/5/27	84,327	76,477

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Credit Agricole SA	0.750%	12/5/23	3,500	3,366
	Credit Suisse AG	0.495%	2/2/24	8,730	7,971
	Credit Suisse AG	4.750%	8/9/24	45,035	42,758
	Credit Suisse AG	3.625%	9/9/24	59,410	55,231
	Credit Suisse AG	3.700%	2/21/25	9,550	8,738
	Credit Suisse AG	2.950%	4/9/25	28,600	25,594
[8]	Credit Suisse AG	0.250%	1/5/26	400	343
[8]	Credit Suisse AG	1.500%	4/10/26	15,000	13,225
	Credit Suisse AG	1.250%	8/7/26	38,800	30,978
	Credit Suisse AG	5.000%	7/9/27	15,324	13,784
[5]	Credit Suisse Group AG	4.207%	6/12/24	38,542	37,387
	Credit Suisse Group AG	3.750%	3/26/25	53,542	48,009
	Credit Suisse Group AG	4.550%	4/17/26	37,913	33,209
[6,10]	Credit Suisse Group AG, 3M Australian Bank Bill Rate + 1.250%	3.850%	3/8/24	9,240	5,847
[5]	Danske Bank A/S	0.976%	9/10/25	35,390	31,737
[5]	Danske Bank A/S	1.549%	9/10/27	9,857	8,118
[8]	Danske Bank A/S	1.000%	5/15/31	4,500	3,729
[8]	de Volksbank NV	0.250%	6/22/26	27,200	23,144
	Deutsche Bank AG	0.898%	5/28/24	41,065	37,693
	Deutsche Bank AG	2.222%	9/18/24	27,415	25,983
	Deutsche Bank AG	1.447%	4/1/25	28,940	26,354
	Deutsche Bank AG	2.129%	11/24/26	69,850	58,787
	Deutsche Bank AG	2.311%	11/16/27	45,176	36,013
	Deutsche Bank AG	2.552%	1/7/28	3,966	3,173
	Discover Bank	4.200%	8/8/23	36,694	36,295
	Discover Bank	2.450%	9/12/24	34,165	32,083
	Discover Bank	3.450%	7/27/26	34,435	30,902
	Discover Bank	4.682%	8/9/28	14,450	13,871
	Discover Financial Services	3.950%	11/6/24	4,535	4,372
	Discover Financial Services	3.750%	3/4/25	5,085	4,803
[5]	DNB Bank ASA	1.127%	9/16/26	21,460	18,553
[5]	F&G Global Funding	0.900%	9/20/24	10,936	9,927
[5]	F&G Global Funding	1.750%	6/30/26	18,649	16,118
[5]	Fidelity & Guaranty Life Holdings Inc.	5.500%	5/1/25	17,003	16,630
	Fifth Third Bancorp	3.650%	1/25/24	10,913	10,689
	Fifth Third Bank NA	3.850%	3/15/26	2,000	1,865
	First-Citizens Bank & Trust Co.	3.929%	6/19/24	8,221	8,093
	First-Citizens Bank & Trust Co.	2.969%	9/27/25	16,692	15,636
[5]	Five Corners Funding Trust	4.419%	11/15/23	70,853	70,017
	FS KKR Capital Corp.	3.400%	1/15/26	17,880	15,739
	GATX Corp.	3.250%	3/30/25	2,109	1,990
	GATX Corp.	3.250%	9/15/26	9,710	8,774
	Goldman Sachs Group Inc.	3.625%	2/20/24	42,205	41,265
	Goldman Sachs Group Inc.	3.000%	3/15/24	29,490	28,517
[8]	Goldman Sachs Group Inc.	1.375%	5/15/24	1,000	953
	Goldman Sachs Group Inc.	3.850%	7/8/24	18,667	18,245
	Goldman Sachs Group Inc.	0.657%	9/10/24	158,400	150,738
	Goldman Sachs Group Inc.	5.700%	11/1/24	56,400	56,393
	Goldman Sachs Group Inc.	3.500%	1/23/25	41,150	39,387
	Goldman Sachs Group Inc.	1.757%	1/24/25	59,080	55,818
	Goldman Sachs Group Inc.	3.500%	4/1/25	84,540	80,082
	Goldman Sachs Group Inc.	3.750%	5/22/25	78,310	74,595
	Goldman Sachs Group Inc.	3.272%	9/29/25	84,836	80,415
	Goldman Sachs Group Inc.	4.250%	10/21/25	56,569	54,148
	Goldman Sachs Group Inc.	0.855%	2/12/26	33,975	30,116
	Goldman Sachs Group Inc.	3.750%	2/25/26	23,883	22,440
[8]	Goldman Sachs Group Inc.	2.875%	6/3/26	19,500	18,353

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Goldman Sachs Group Inc.	3.500%	11/16/26	25,155	23,117
	Goldman Sachs Group Inc.	1.093%	12/9/26	90,585	77,952
	Goldman Sachs Group Inc.	1.431%	3/9/27	97,620	83,537
	Goldman Sachs Group Inc.	1.542%	9/10/27	38,150	32,040
	Goldman Sachs Group Inc.	1.948%	10/21/27	72,690	61,770
	Goldman Sachs Group Inc.	2.640%	2/24/28	49,930	43,174
[9]	Goldman Sachs Group Inc.	7.250%	4/10/28	4,700	5,667
	Goldman Sachs Group Inc.	3.691%	6/5/28	44,707	40,178
	Goldman Sachs Group Inc.	4.482%	8/23/28	48,400	44,981
[6,10]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	3.503%	5/16/23	24,170	15,467
	Hanover Insurance Group Inc.	4.500%	4/15/26	9,700	9,297
[12]	HSBC Holdings plc	3.196%	12/5/23	48,400	34,611
[10]	HSBC Holdings plc	3.350%	2/16/24	9,909	6,304
	HSBC Holdings plc	4.250%	3/14/24	49,600	47,986
	HSBC Holdings plc	0.976%	5/24/25	59,700	54,289
	HSBC Holdings plc	4.250%	8/18/25	39,693	36,971
	HSBC Holdings plc	2.633%	11/7/25	46,895	42,859
	HSBC Holdings plc	4.300%	3/8/26	24,965	23,506
	HSBC Holdings plc	2.999%	3/10/26	41,330	37,540
	HSBC Holdings plc	1.645%	4/18/26	103,654	90,571
	HSBC Holdings plc	3.900%	5/25/26	29,850	27,261
	HSBC Holdings plc	2.099%	6/4/26	115,932	101,956
	HSBC Holdings plc	4.292%	9/12/26	55,223	50,940
	HSBC Holdings plc	1.589%	5/24/27	80,846	66,463
[9]	HSBC Holdings plc	1.750%	7/24/27	8,200	7,932
	HSBC Holdings plc	2.251%	11/22/27	32,600	26,823
	HSBC Holdings plc	4.041%	3/13/28	58,858	51,570
	HSBC Holdings plc	4.755%	6/9/28	44,881	40,416
	HSBC Holdings plc	5.210%	8/11/28	51,420	47,152
[6]	HSBC Holdings plc	7.390%	11/3/28	26,230	26,219
[6,10]	HSBC Holdings plc, 3M Australian Bank Bill Rate + 1.100%	3.404%	2/16/24	17,314	11,051
	Huntington Bancshares Inc.	4.350%	2/4/23	8,800	8,786
	Huntington Bancshares Inc.	4.443%	8/4/28	19,360	18,010
	ING Groep NV	1.726%	4/1/27	19,420	16,523
	Intercontinental Exchange Inc.	3.650%	5/23/25	26,400	25,571
	Intercontinental Exchange Inc.	3.750%	12/1/25	29,498	28,335
	Intercontinental Exchange Inc.	4.000%	9/15/27	52,800	50,023
[5]	Intesa Sanpaolo SpA	3.250%	9/23/24	32,450	30,289
	Invesco Finance plc	4.000%	1/30/24	40,732	39,997
	Invesco Finance plc	3.750%	1/15/26	13,760	13,032
	Jackson Financial Inc.	1.125%	11/22/23	20,940	19,999
	JPMorgan Chase & Co.	3.797%	7/23/24	15,069	14,851
	JPMorgan Chase & Co.	4.023%	12/5/24	27,732	27,233
	JPMorgan Chase & Co.	3.220%	3/1/25	116,368	112,388
	JPMorgan Chase & Co.	0.824%	6/1/25	104,030	95,829
	JPMorgan Chase & Co.	0.969%	6/23/25	81,300	74,767
	JPMorgan Chase & Co.	3.900%	7/15/25	41,063	39,682
	JPMorgan Chase & Co.	2.301%	10/15/25	95,250	88,818
	JPMorgan Chase & Co.	1.561%	12/10/25	47,600	43,434
	JPMorgan Chase & Co.	2.005%	3/13/26	92,341	84,214
	JPMorgan Chase & Co.	2.083%	4/22/26	142,870	130,096
	JPMorgan Chase & Co.	4.080%	4/26/26	63,485	60,863
	JPMorgan Chase & Co.	3.200%	6/15/26	35,135	32,556
	JPMorgan Chase & Co.	1.045%	11/19/26	140,388	120,950
	JPMorgan Chase & Co.	4.125%	12/15/26	19,304	18,299
	JPMorgan Chase & Co.	1.040%	2/4/27	79,540	67,664

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	1.578%	4/22/27	91,550	78,657
	JPMorgan Chase & Co.	1.470%	9/22/27	59,200	49,756
	JPMorgan Chase & Co.	3.782%	2/1/28	28,775	26,222
	JPMorgan Chase & Co.	2.947%	2/24/28	4,953	4,361
	JPMorgan Chase & Co.	4.323%	4/26/28	89,526	83,337
	JPMorgan Chase & Co.	4.851%	7/25/28	65,840	62,602
	Kemper Corp.	4.350%	2/15/25	9,059	8,776
	KeyBank NA	4.150%	8/8/25	22,400	21,651
[5]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	3,880	3,578
	Lazard Group LLC	3.750%	2/13/25	7,625	7,316
[13,14]	Lehman Brothers E-Capital Trust I	3.589%	8/19/65	9,410	1
	Lincoln National Corp.	4.000%	9/1/23	8,850	8,784
	Lloyds Banking Group plc	4.050%	8/16/23	40,815	40,336
	Lloyds Banking Group plc	3.900%	3/12/24	14,500	14,122
	Lloyds Banking Group plc	4.582%	12/10/25	42,383	38,841
	Lloyds Banking Group plc	2.438%	2/5/26	14,200	12,903
	Lloyds Banking Group plc	4.650%	3/24/26	1,080	996
	Lloyds Banking Group plc	4.716%	8/11/26	34,900	32,991
	Lloyds Banking Group plc	3.750%	1/11/27	33,555	30,064
	Lloyds Banking Group plc	1.627%	5/11/27	19,415	16,275
[5]	LSEGA Financing plc	0.650%	4/6/24	39,665	36,955
[8]	Luminor Bank A/S	0.792%	12/3/24	5,344	4,901
	M&T Bank Corp.	4.553%	8/16/28	72,600	68,380
[6,10]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	5.333%	5/28/30	33,130	21,373
[5]	Macquarie Group Ltd.	1.340%	1/12/27	35,525	30,181
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	9,700	9,567
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	29,500	28,336
[5]	Metropolitan Life Global Funding I	0.400%	1/7/24	19,960	18,866
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	17,890	17,043
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	73,974	70,583
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	28,877	26,644
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	42,199	40,502
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	45,665	40,765
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	16,700	16,386
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	70,480	64,688
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	48,400	47,682
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	31,700	28,823
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	11,300	10,078
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	64,598	54,601
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	27,700	23,334
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	47,700	40,781
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	16,200	15,410
[6,10]	Mitsubishi UFJ Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	4.343%	10/1/24	13,600	8,681
	Mizuho Financial Group Inc.	1.241%	7/10/24	1,410	1,364
	Mizuho Financial Group Inc.	2.555%	9/13/25	28,700	26,869
[5]	Mizuho Financial Group Inc.	3.477%	4/12/26	9,700	8,916
	Mizuho Financial Group Inc.	2.226%	5/25/26	28,890	26,129
	Mizuho Financial Group Inc.	1.234%	5/22/27	52,063	43,763
	Mizuho Financial Group Inc.	1.554%	7/9/27	40,700	34,462
	Morgan Stanley	0.560%	11/10/23	38,610	38,571
	Morgan Stanley	0.529%	1/25/24	69,850	68,812
[8]	Morgan Stanley	1.750%	3/11/24	3,000	2,888
	Morgan Stanley	0.731%	4/5/24	36,085	35,211
	Morgan Stanley	3.875%	4/29/24	16,900	16,558
	Morgan Stanley	3.700%	10/23/24	28,860	27,983

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Morgan Stanley	0.791%	1/22/25	50,700	47,334
	Morgan Stanley	0.790%	5/30/25	169,995	155,686
	Morgan Stanley	2.720%	7/22/25	120,485	113,704
	Morgan Stanley	4.000%	7/23/25	70,846	68,227
	Morgan Stanley	0.864%	10/21/25	11,410	10,296
	Morgan Stanley	1.164%	10/21/25	28,800	26,081
	Morgan Stanley	5.000%	11/24/25	79,980	78,696
	Morgan Stanley	3.875%	1/27/26	90,315	85,534
	Morgan Stanley	2.188%	4/28/26	117,180	106,926
[8]	Morgan Stanley	2.103%	5/8/26	20,778	19,456
	Morgan Stanley	4.679%	7/17/26	25,000	24,266
	Morgan Stanley	3.125%	7/27/26	12,619	11,515
	Morgan Stanley	4.350%	9/8/26	41,130	39,198
[6]	Morgan Stanley	6.138%	10/16/26	40,000	40,147
	Morgan Stanley	0.985%	12/10/26	59,465	50,944
	Morgan Stanley	3.625%	1/20/27	66,477	61,323
	Morgan Stanley	3.950%	4/23/27	25,965	24,041
	Morgan Stanley	1.593%	5/4/27	54,835	46,965
	Morgan Stanley	1.512%	7/20/27	66,650	56,521
[8]	Morgan Stanley	0.406%	10/29/27	8,226	6,924
	Morgan Stanley	2.475%	1/21/28	81,230	70,269
	Morgan Stanley	4.210%	4/20/28	29,100	26,935
[6]	Morgan Stanley	6.296%	10/18/28	61,700	62,258
[5]	Nationwide Building Society	1.000%	8/28/25	16,937	14,681
[5]	Nationwide Building Society	1.500%	10/13/26	13,045	10,966
[8]	Nationwide Building Society	2.000%	7/25/29	48,715	44,978
	Natwest Group plc	3.073%	5/22/28	12,286	10,419
	NatWest Group plc	2.359%	5/22/24	9,680	9,439
	NatWest Group plc	4.269%	3/22/25	73,550	70,913
[8]	NatWest Group plc	1.750%	3/2/26	14,500	13,375
	NatWest Group plc	4.800%	4/5/26	24,675	23,283
	NatWest Group plc	1.642%	6/14/27	22,600	18,787
	NatWest Group plc	5.516%	9/30/28	9,700	9,052
	NatWest Group plc	3.754%	11/1/29	30,835	28,123
[9]	NatWest Group plc	2.105%	11/28/31	7,300	6,784
[8]	NatWest Markets plc	1.000%	5/28/24	1,000	945
[8]	NatWest Markets plc	0.125%	11/12/25	9,700	8,494
[9]	NIBC Bank NV	3.125%	11/15/23	16,000	17,819
	Nomura Holdings Inc.	2.648%	1/16/25	24,200	22,652
	Nomura Holdings Inc.	1.851%	7/16/25	13,236	11,903
	Nomura Holdings Inc.	1.653%	7/14/26	56,135	47,688
	Nomura Holdings Inc.	2.329%	1/22/27	24,300	20,696
	Nomura Holdings Inc.	5.386%	7/6/27	19,400	18,631
	Northern Trust Corp.	4.000%	5/10/27	35,185	33,636
[5]	Nuveen Finance LLC	4.125%	11/1/24	14,375	13,923
	OneMain Finance Corp.	3.500%	1/15/27	2,438	2,008
[8]	OP Corporate Bank plc	0.375%	2/26/24	1,000	951
	ORIX Corp.	4.050%	1/16/24	3,850	3,793
	Owl Rock Capital Corp.	3.750%	7/22/25	9,580	8,754
	Owl Rock Capital Corp.	4.250%	1/15/26	1,940	1,757
	Owl Rock Capital Corp.	3.400%	7/15/26	38,714	32,981
[9]	Pension Insurance Corp. plc	6.500%	7/3/24	19,905	22,464
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.250%	1/17/23	3,470	3,463
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	61,827	59,330
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	58,335	50,385
[9]	Phoenix Group Holdings plc	6.625%	12/18/25	23,593	26,303
[6]	PNC Financial Services Group Inc.	5.671%	10/28/25	38,000	38,064
	Principal Financial Group Inc.	3.100%	11/15/26	5,935	5,391

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Progressive Corp.	2.500%	3/15/27	34,943	31,205
[5]	Protective Life Global Funding	0.473%	1/12/24	320	301
[5]	Protective Life Global Funding	1.618%	4/15/26	22,570	19,810
	Prudential Financial Inc.	5.200%	3/15/44	2,415	2,254
	Prudential Financial Inc.	5.375%	5/15/45	3,465	3,246
[5]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	6,800	5,698
[9]	Rothesay Life plc	8.000%	10/30/25	19,730	23,104
	Royal Bank of Canada	2.550%	7/16/24	66,541	63,484
	Royal Bank of Canada	0.750%	10/7/24	23,475	21,485
	Royal Bank of Canada	2.250%	11/1/24	31,104	29,256
	Royal Bank of Canada	1.600%	1/21/25	21,100	19,453
	Royal Bank of Canada	3.375%	4/14/25	26,960	25,748
	Royal Bank of Canada	1.150%	6/10/25	27,870	25,026
	Royal Bank of Canada	1.200%	4/27/26	70,280	60,661
	Royal Bank of Canada	1.150%	7/14/26	49,384	42,179
	Royal Bank of Canada	1.400%	11/2/26	15,705	13,376
	Royal Bank of Canada	3.625%	5/4/27	15,700	14,462
	Royal Bank of Canada	4.240%	8/3/27	3,500	3,290
	Santander Holdings USA Inc.	3.500%	6/7/24	46,300	44,391
	Santander Holdings USA Inc.	3.450%	6/2/25	36,885	34,510
	Santander UK Group Holdings plc	3.373%	1/5/24	67,907	67,417
	Santander UK Group Holdings plc	4.796%	11/15/24	25,877	25,314
	Santander UK Group Holdings plc	1.532%	8/21/26	33,875	28,857
	Santander UK Group Holdings plc	1.673%	6/14/27	63,415	51,825
	Santander UK Group Holdings plc	2.469%	1/11/28	33,702	27,698
	Santander UK plc	4.000%	3/13/24	46,870	45,909
[5]	SBL Holdings Inc.	5.125%	11/13/26	15,088	12,916
[8]	SCOR SE	3.000%	6/8/46	400	358
[9]	Scottish Widows Ltd.	5.500%	6/16/23	29,365	33,605
[5]	Security Benefit Global Funding	1.250%	5/17/24	13,595	12,643
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	9,700	8,188
[6,10]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	4.859%	6/28/25	20,500	13,147
	State Street Corp.	2.354%	11/1/25	58,809	55,249
	Stifel Financial Corp.	4.250%	7/18/24	14,300	13,975
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	133,717	127,317
	Sumitomo Mitsui Financial Group Inc.	2.448%	9/27/24	4,800	4,520
	Sumitomo Mitsui Financial Group Inc.	2.348%	1/15/25	26,400	24,587
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	37,895	33,836
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	32,810	30,901
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	49,634	44,513
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	48,900	41,391
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	23,285	21,174
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	19,400	16,749
[6,10]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	4.191%	10/16/24	23,465	14,942
	SVB Financial Group	1.800%	10/28/26	29,000	24,499
	Synchrony Bank	5.400%	8/22/25	24,600	23,768
	Synchrony Financial	4.250%	8/15/24	27,468	26,521
	Synchrony Financial	4.500%	7/23/25	31,729	30,057
	Synchrony Financial	3.700%	8/4/26	23,619	21,211
[5]	Temasek Financial I Ltd.	2.375%	1/23/23	5,000	4,976
[8]	Toronto-Dominion Bank	0.375%	4/25/24	5,970	5,626
	Toronto-Dominion Bank	4.285%	9/13/24	74,030	72,539
	Toronto-Dominion Bank	3.766%	6/6/25	22,411	21,522
	Toronto-Dominion Bank	1.150%	6/12/25	30,400	27,235
	Toronto-Dominion Bank	0.750%	9/11/25	57,055	50,052

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toronto-Dominion Bank	1.250%	9/10/26	90,764	77,414
	Toronto-Dominion Bank	2.800%	3/10/27	89,415	79,741
	Toronto-Dominion Bank	4.108%	6/8/27	34,510	32,336
	Toronto-Dominion Bank	3.625%	9/15/31	11,000	9,859
[6,10]	Toronto-Dominion Bank, 3M Australian Bank Bill Rate + 1.000%	3.900%	7/10/24	12,480	7,969
	Trinity Acquisition plc	4.400%	3/15/26	1,367	1,302
	Truist Bank	2.150%	12/6/24	33,210	31,088
	Truist Bank	1.500%	3/10/25	35,380	32,341
	Truist Bank	3.625%	9/16/25	21,610	20,452
	Truist Bank	4.050%	11/3/25	290	279
	Truist Bank	2.636%	9/17/29	10,545	9,763
	Truist Financial Corp.	4.000%	5/1/25	18,790	18,204
	Truist Financial Corp.	1.200%	8/5/25	22,235	19,846
	Truist Financial Corp.	1.267%	3/2/27	15,350	13,254
	US Bancorp	3.100%	4/27/26	10,154	9,419
[6]	US Bancorp	5.727%	10/21/26	57,610	57,808
	US Bancorp	4.548%	7/22/28	143,405	136,249
[13,14]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	21,983	2
[10]	Wells Fargo & Co.	4.750%	8/27/24	33,810	21,443
	Wells Fargo & Co.	3.000%	2/19/25	86,521	81,769
	Wells Fargo & Co.	0.805%	5/19/25	22,155	20,500
	Wells Fargo & Co.	3.550%	9/29/25	89,983	85,274
	Wells Fargo & Co.	2.406%	10/30/25	71,836	66,890
	Wells Fargo & Co.	2.164%	2/11/26	89,354	81,969
	Wells Fargo & Co.	3.000%	4/22/26	59,637	54,585
	Wells Fargo & Co.	2.188%	4/30/26	108,820	99,027
	Wells Fargo & Co.	4.100%	6/3/26	91,330	86,337
	Wells Fargo & Co.	4.540%	8/15/26	9,400	9,043
	Wells Fargo & Co.	3.000%	10/23/26	73,175	66,270
[8]	Wells Fargo & Co.	1.375%	10/26/26	24,290	21,360
	Wells Fargo & Co.	3.196%	6/17/27	10,000	9,060
	Wells Fargo & Co.	4.300%	7/22/27	25,615	23,942
	Wells Fargo & Co.	3.526%	3/24/28	75,025	67,637
	Wells Fargo & Co.	3.584%	5/22/28	55,947	50,383
	Wells Fargo & Co.	2.393%	6/2/28	30,569	26,117
	Wells Fargo & Co.	4.808%	7/25/28	65,840	62,439
[9]	Wells Fargo Bank NA	5.250%	8/1/23	33,450	38,346
[10]	Westpac Banking Corp.	4.800%	6/14/28	3,294	2,102
	Westpac Banking Corp.	2.894%	2/4/30	58,869	53,771
	Westpac Banking Corp.	4.322%	11/23/31	27,918	25,049
[6,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.400%	3.704%	2/16/28	2,900	1,853
[6,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	4.636%	1/29/31	6,800	4,224
[6,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	4.705%	6/22/28	46,000	29,416
[6,10]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.980%	4.413%	8/27/29	21,400	13,716
	Willis North America Inc.	3.600%	5/15/24	70,071	67,804
	Willis North America Inc.	4.650%	6/15/27	19,400	18,277
					17,644,037
Health Care (6.6%)
	AbbVie Inc.	2.300%	11/21/22	124,155	123,999
	AbbVie Inc.	3.850%	6/15/24	31,807	31,156
	AbbVie Inc.	2.600%	11/21/24	227,930	216,683
	AbbVie Inc.	3.800%	3/15/25	112,117	108,303

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	3.600%	5/14/25	26,347	25,293
	AbbVie Inc.	3.200%	5/14/26	24,750	23,067
	AbbVie Inc.	2.950%	11/21/26	119,467	109,084
	Aetna Inc.	3.500%	11/15/24	9,670	9,345
	Agilent Technologies Inc.	3.050%	9/22/26	2,000	1,838
[5]	Alcon Finance Corp.	2.750%	9/23/26	19,350	17,236
[8]	American Medical Systems Europe BV	0.750%	3/8/25	25,841	24,013
	AmerisourceBergen Corp.	0.737%	3/15/23	20,045	19,721
	Amgen Inc.	3.125%	5/1/25	15,679	14,997
	Amgen Inc.	2.200%	2/21/27	34,841	30,933
	Amgen Inc.	3.200%	11/2/27	7,330	6,726
	Anthem Inc.	3.500%	8/15/24	12,029	11,689
	Anthem Inc.	2.375%	1/15/25	24,455	22,987
	Anthem Inc.	1.500%	3/15/26	38,795	34,284
	Astrazeneca Finance LLC	1.200%	5/28/26	76,530	66,793
	Astrazeneca Finance LLC	1.750%	5/28/28	9,555	7,995
	AstraZeneca plc	3.375%	11/16/25	25,583	24,382
	Baxalta Inc.	4.000%	6/23/25	12,304	11,928
	Baxter International Inc.	1.322%	11/29/24	140,925	129,703
	Baxter International Inc.	1.915%	2/1/27	158,915	136,636
[5]	Bayer US Finance II LLC	3.875%	12/15/23	120,071	117,943
[5]	Bayer US Finance LLC	3.375%	10/8/24	24,570	23,618
	Becton Dickinson and Co.	3.363%	6/6/24	31,743	30,813
	Becton Dickinson and Co.	3.700%	6/6/27	69,747	64,796
	Boston Scientific Corp.	3.450%	3/1/24	21,005	20,552
	Boston Scientific Corp.	1.900%	6/1/25	43,755	40,393
	Cardinal Health Inc.	3.079%	6/15/24	9,000	8,663
	Cigna Corp.	0.613%	3/15/24	8,400	7,908
	Cigna Corp.	3.500%	6/15/24	54,665	53,247
	Cigna Corp.	3.250%	4/15/25	24,000	22,911
	Cigna Corp.	4.125%	11/15/25	91,744	88,601
	Cigna Corp.	4.500%	2/25/26	9,900	9,666
	Cigna Corp.	1.250%	3/15/26	22,550	19,700
	Cigna Corp.	3.400%	3/1/27	36,217	33,343
	CommonSpirit Health	4.200%	8/1/23	1,900	1,876
	CommonSpirit Health	2.760%	10/1/24	47,745	45,361
	CommonSpirit Health	1.547%	10/1/25	32,150	28,577
[5]	CSL UK Holdings Ltd.	3.850%	4/27/27	9,680	9,134
	CVS Health Corp.	2.625%	8/15/24	52,900	50,667
	CVS Health Corp.	4.100%	3/25/25	25,853	25,235
	CVS Health Corp.	3.875%	7/20/25	45,617	44,041
	CVS Health Corp.	2.875%	6/1/26	24,200	22,274
	CVS Health Corp.	3.000%	8/15/26	41,970	38,473
	CVS Health Corp.	3.625%	4/1/27	59,135	55,065
	CVS Health Corp.	1.300%	8/21/27	29,000	24,044
	Danaher Corp.	3.350%	9/15/25	9,700	9,268
	DH Europe Finance II Sarl	2.200%	11/15/24	91,491	86,357
[8]	DH Europe Finance II Sarl	0.200%	3/18/26	19,435	17,266
	Dignity Health	3.812%	11/1/24	970	936
	Elevance Health Inc.	5.350%	10/15/25	11,600	11,606
	Encompass Health Corp.	4.500%	2/1/28	1,923	1,719
[8]	EssilorLuxottica SA	0.250%	1/5/24	1,000	958
[8]	EssilorLuxottica SA	0.375%	1/5/26	1,000	911
	Gilead Sciences Inc.	0.750%	9/29/23	33,225	31,974
	Gilead Sciences Inc.	3.700%	4/1/24	46,615	45,776
	Gilead Sciences Inc.	3.500%	2/1/25	82,940	80,078
	Gilead Sciences Inc.	3.650%	3/1/26	88,187	83,583
	Gilead Sciences Inc.	2.950%	3/1/27	8,024	7,302

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	HCA Inc.	5.000%	3/15/24	96,330	95,508
	HCA Inc.	5.250%	4/15/25	47,142	46,364
	HCA Inc.	5.250%	6/15/26	44,900	43,548
	HCA Inc.	4.500%	2/15/27	33,403	31,285
[5]	HCA Inc.	3.125%	3/15/27	28,845	25,546
[5]	Highmark Inc.	1.450%	5/10/26	60,053	52,031
	Humana Inc.	3.850%	10/1/24	15,019	14,638
	Humana Inc.	4.500%	4/1/25	29,165	28,581
	Humana Inc.	3.950%	3/15/27	6,000	5,618
[8]	Johnson & Johnson	0.650%	5/20/24	5,000	4,792
	McKesson Corp.	2.700%	12/15/22	66,452	66,275
	McKesson Corp.	3.796%	3/15/24	53,240	52,316
	McKesson Corp.	0.900%	12/3/25	33,440	29,215
	McKesson Corp.	1.300%	8/15/26	33,850	29,104
[8]	Medtronic Global Holdings SCA	2.625%	10/15/25	4,828	4,683
	Merck & Co. Inc.	1.700%	6/10/27	42,980	37,452
[5]	Mylan Inc.	3.125%	1/15/23	27,015	26,862
[5]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	9,705	8,542
	PerkinElmer Inc.	0.850%	9/15/24	58,085	53,643
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	12,893	11,760
	Quest Diagnostics Inc.	3.500%	3/30/25	11,655	11,174
	Quest Diagnostics Inc.	3.450%	6/1/26	6,800	6,381
[5]	Roche Holdings Inc.	2.132%	3/10/25	17,925	16,843
[5]	Roche Holdings Inc.	2.314%	3/10/27	48,510	43,325
	Royalty Pharma plc	1.200%	9/2/25	36,950	32,616
	Royalty Pharma plc	1.750%	9/2/27	26,975	22,238
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	137,061	126,043
	Stryker Corp.	1.150%	6/15/25	29,100	26,207
	Stryker Corp.	3.375%	11/1/25	2,960	2,820
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	5,000	4,827
[5]	Tenet Healthcare Corp.	4.625%	9/1/24	1,545	1,505
[5]	Tenet Healthcare Corp.	4.875%	1/1/26	6,250	5,908
[5]	Tenet Healthcare Corp.	4.250%	6/1/29	2,644	2,227
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	103,385	99,233
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	174,500	162,471
	UnitedHealth Group Inc.	3.750%	7/15/25	5,427	5,269
	UnitedHealth Group Inc.	1.250%	1/15/26	10,320	9,173
	UnitedHealth Group Inc.	5.250%	2/15/28	58,400	58,541
	Utah Acquisition Sub Inc.	3.950%	6/15/26	84,040	76,530
	Viatris Inc.	1.650%	6/22/25	56,546	50,441
	Viatris Inc.	2.300%	6/22/27	31,316	25,613
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	73,410	68,117
	Zoetis Inc.	4.500%	11/13/25	38,800	38,003
	Zoetis Inc.	3.000%	9/12/27	18,825	16,899
					4,053,593
Industrials (5.9%)
[5]	Air Canada	3.875%	8/15/26	3,605	3,188
[5]	American Airlines Inc.	11.750%	7/15/25	1,452	1,589
[5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	7,985	7,610
[5]	AP Moller - Maersk A/S	3.875%	9/28/25	27,700	26,588
[10]	Aurizon Network Pty Ltd.	4.000%	6/21/24	21,690	13,656
[8]	Autoroutes du Sud de la France SA	1.125%	4/20/26	1,100	1,012
	Boeing Co.	4.508%	5/1/23	166,478	166,157
	Boeing Co.	1.875%	6/15/23	19,781	19,340
	Boeing Co.	1.433%	2/4/24	222,050	210,621
	Boeing Co.	2.800%	3/1/24	28,830	27,713
	Boeing Co.	2.850%	10/30/24	7,500	7,079

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boeing Co.	4.875%	5/1/25	202,401	197,701
	Boeing Co.	2.600%	10/30/25	10,553	9,628
	Boeing Co.	2.750%	2/1/26	30,055	27,115
	Boeing Co.	2.196%	2/4/26	338,851	301,277
	Boeing Co.	2.250%	6/15/26	8,748	7,661
	Boeing Co.	2.700%	2/1/27	23,190	20,152
	Boeing Co.	5.040%	5/1/27	62,539	60,358
[10]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	12,200	7,561
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	15,760	16,648
	Canadian Pacific Railway Co.	2.900%	2/1/25	9,568	9,097
	Canadian Pacific Railway Co.	1.750%	12/2/26	36,800	32,009
	Canadian Pacific Railway Co.	4.000%	6/1/28	20,080	18,763
[5]	Cargo Aircraft Management Inc.	4.750%	2/1/28	2,697	2,408
	Carrier Global Corp.	2.242%	2/15/25	16,409	15,281
	Caterpillar Financial Services Corp.	1.150%	9/14/26	19,400	16,801
	CNH Industrial Capital LLC	1.875%	1/15/26	74,052	65,281
	CNH Industrial Capital LLC	1.450%	7/15/26	38,840	33,213
	CNH Industrial NV	4.500%	8/15/23	48,980	48,591
	CSX Corp.	3.350%	11/1/25	4,021	3,813
[5]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	65,390	62,308
	Dover Corp.	3.150%	11/15/25	6,115	5,740
[8]	easyJet plc	0.875%	6/11/25	14,575	13,074
	Embraer Overseas Ltd.	5.696%	9/16/23	1,281	1,287
	Emerson Electric Co.	0.875%	10/15/26	9,575	8,163
	General Dynamics Corp.	3.250%	4/1/25	51,654	49,662
	General Dynamics Corp.	3.500%	5/15/25	18,640	18,058
	General Dynamics Corp.	3.500%	4/1/27	21,740	20,439
[8]	Heathrow Funding Ltd.	1.500%	10/12/27	5,600	5,065
[9]	Heathrow Funding Ltd.	6.750%	12/3/28	9,715	11,206
	Honeywell International Inc.	4.849%	11/1/24	69,750	69,746
	Honeywell International Inc.	4.950%	2/15/28	49,000	48,937
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	60,217	57,346
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	31,200	27,821
	John Deere Capital Corp.	3.400%	6/6/25	60,095	57,998
	John Deere Capital Corp.	4.050%	9/8/25	33,870	33,088
	John Deere Capital Corp.	1.300%	10/13/26	10,208	8,872
	John Deere Capital Corp.	2.350%	3/8/27	30,820	27,623
	John Deere Capital Corp.	4.150%	9/15/27	72,570	69,822
	Johnson Controls International plc	3.625%	7/2/24	8,998	8,746
	Johnson Controls International plc	3.900%	2/14/26	2,541	2,421
	L3Harris Technologies Inc.	3.850%	6/15/23	118,600	117,478
	L3Harris Technologies Inc.	3.950%	5/28/24	13,700	13,393
	L3Harris Technologies Inc.	3.832%	4/27/25	4,620	4,436
	L3Harris Technologies Inc.	3.850%	12/15/26	26,108	24,454
	Lennox International Inc.	1.350%	8/1/25	6,770	6,011
	Lennox International Inc.	1.700%	8/1/27	6,800	5,675
	Lockheed Martin Corp.	4.950%	10/15/25	29,550	29,578
	Lockheed Martin Corp.	3.550%	1/15/26	15,068	14,505
	Lockheed Martin Corp.	5.100%	11/15/27	32,670	32,740
[10]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	20,730	11,770
[5]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	189,554	187,467
[5]	Misc Capital Two Labuan Ltd.	3.625%	4/6/25	48,550	46,004
[5]	Misc Capital Two Labuan Ltd.	3.750%	4/6/27	6,795	6,078
[6,10]	New Terminal Financing Co. Pty Ltd., 3M Australian Bank Bill Rate + 1.450%	4.357%	7/12/24	5,900	3,740
	Norfolk Southern Corp.	3.650%	8/1/25	7,852	7,528
	Norfolk Southern Corp.	2.900%	6/15/26	16,309	15,065

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northrop Grumman Corp.	2.930%	1/15/25	57,994	55,284
	Otis Worldwide Corp.	2.056%	4/5/25	106,183	98,284
	Otis Worldwide Corp.	2.293%	4/5/27	1,220	1,071
[10]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	38,120	24,058
	Parker-Hannifin Corp.	3.650%	6/15/24	77,360	75,271
	Parker-Hannifin Corp.	4.250%	9/15/27	29,080	27,579
	Quanta Services Inc.	0.950%	10/1/24	14,085	12,802
	Raytheon Technologies Corp.	3.200%	3/15/24	103,489	100,750
	Raytheon Technologies Corp.	3.950%	8/16/25	50,370	48,862
	Raytheon Technologies Corp.	3.500%	3/15/27	38,900	36,289
	Raytheon Technologies Corp.	3.125%	5/4/27	24,137	22,058
	Republic Services Inc.	3.200%	3/15/25	11,715	11,143
	Republic Services Inc.	0.875%	11/15/25	14,500	12,715
	Republic Services Inc.	2.900%	7/1/26	4,860	4,449
[5]	Rolls-Royce plc	3.625%	10/14/25	2,115	1,867
[5]	Rolls-Royce plc	5.750%	10/15/27	8,001	7,244
	Ryder System Inc.	3.650%	3/18/24	72,595	70,872
	Ryder System Inc.	1.750%	9/1/26	24,290	21,124
	Ryder System Inc.	2.850%	3/1/27	29,109	25,858
[8]	Siemens Financieringsmaatschappij NV	0.300%	2/28/24	1,000	956
[5]	Siemens Financieringsmaatschappij NV	0.650%	3/11/24	39,366	37,092
[5]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	42,600	37,175
	Southwest Airlines Co.	2.750%	11/16/22	29,000	28,953
	Southwest Airlines Co.	5.250%	5/4/25	41,341	41,156
	Southwest Airlines Co.	3.000%	11/15/26	6,800	6,117
	Southwest Airlines Co.	5.125%	6/15/27	45,212	44,083
	Southwest Airlines Co.	3.450%	11/16/27	8,742	7,848
	Stanley Black & Decker Inc.	3.400%	3/1/26	21,105	19,822
[5]	TransDigm Inc.	8.000%	12/15/25	15,808	16,085
[5]	TransDigm Inc.	6.250%	3/15/26	6,000	5,917
	TransDigm Inc.	5.500%	11/15/27	4,600	4,178
	Tyco Electronics Group SA	3.700%	2/15/26	24,334	23,235
	Tyco Electronics Group SA	3.125%	8/15/27	23,841	21,714
	Union Pacific Corp.	3.150%	3/1/24	37,610	36,735
	Union Pacific Corp.	3.250%	8/15/25	15,077	14,402
	Union Pacific Corp.	2.750%	3/1/26	8,717	8,117
	Union Pacific Corp.	3.000%	4/15/27	7,062	6,478
[4]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	7,391	6,867
[5]	United Airlines Inc.	4.375%	4/15/26	9,885	9,044
	United Rentals North America Inc.	3.875%	11/15/27	6,608	6,011
[4,14]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	25	25
	Waste Management Inc.	0.750%	11/15/25	30,210	26,684
	Waste Management Inc.	3.150%	11/15/27	491	448
[8]	Wizz Air Finance Co. BV	1.350%	1/19/24	4,600	4,239
[10]	WSO Finance Pty Ltd.	3.500%	7/14/23	9,950	6,324
					3,588,540
Materials (2.1%)
[5]	Air Liquide Finance SA	2.500%	9/27/26	200	181
	Albemarle Corp.	4.650%	6/1/27	16,240	15,387
	ArcelorMittal SA	4.550%	3/11/26	8,995	8,592
[5]	Arconic Corp.	6.000%	5/15/25	1,058	1,047
[5]	Arconic Corp.	6.125%	2/15/28	2,224	2,084
[5]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	8,019	7,579
[5]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	4,784	4,115
	Avery Dennison Corp.	0.850%	8/15/24	19,350	17,904

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	2,376	2,175
	Ball Corp.	4.875%	3/15/26	2,775	2,663
	Berry Global Inc.	0.950%	2/15/24	67,135	63,204
	Berry Global Inc.	1.570%	1/15/26	113,233	98,185
[5]	Berry Global Inc.	4.875%	7/15/26	15,149	14,253
	Berry Global Inc.	1.650%	1/15/27	21,744	17,933
[5]	Berry Global Inc.	5.625%	7/15/27	22,888	21,731
[5]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	4,090	3,874
[5]	Canpack SA / Canpack US LLC	3.875%	11/15/29	1,575	1,251
	Celanese U.S. Holdings LLC	6.050%	3/15/25	56,695	55,149
	Celanese U.S. Holdings LLC	6.165%	7/15/27	26,300	24,848
	Celanese US Holdings LLC	5.900%	7/5/24	39,260	38,582
[8]	Celanese US Holdings LLC	4.777%	7/19/26	4,500	4,179
[5]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	35,216	32,777
	Dow Chemical Co.	4.550%	11/30/25	24,580	24,080
	DuPont de Nemours Inc.	4.205%	11/15/23	63,901	63,220
	DuPont de Nemours Inc.	4.493%	11/15/25	59,612	58,421
	Eastman Chemical Co.	3.800%	3/15/25	22,587	21,654
	EI du Pont de Nemours and Co.	1.700%	7/15/25	14,540	13,318
[5]	Element Solutions Inc.	3.875%	9/1/28	6,543	5,559
	FMC Corp.	3.200%	10/1/26	12,000	10,967
[5]	Freeport Indonesia PT	4.763%	4/14/27	5,860	5,267
	Freeport-McMoRan Inc.	4.550%	11/14/24	26,375	25,916
	Freeport-McMoRan Inc.	4.375%	8/1/28	8,228	7,423
[5]	Georgia-Pacific LLC	0.625%	5/15/24	69,717	64,954
[5]	Georgia-Pacific LLC	1.750%	9/30/25	66,065	59,767
[5]	Georgia-Pacific LLC	0.950%	5/15/26	71,895	62,051
[5]	Georgia-Pacific LLC	2.100%	4/30/27	49,882	43,829
[8]	Glencore Finance Europe Ltd.	0.625%	9/11/24	1,000	924
[8]	Glencore Finance Europe Ltd.	1.750%	3/17/25	7,286	6,780
[8]	Glencore Finance Europe Ltd.	3.750%	4/1/26	10,105	9,685
[5]	Graphic Packaging International LLC	0.821%	4/15/24	15,743	14,613
[5]	Graphic Packaging International LLC	3.500%	3/15/28	625	541
[5]	Hudbay Minerals Inc.	4.500%	4/1/26	2,454	2,156
[5]	Indonesia Asahan Aluminium Persero PT	4.750%	5/15/25	24,212	23,138
	Indonesia Asahan Aluminium Persero PT	4.750%	5/15/25	12,894	12,329
[5]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	1,593	1,344
[5]	Ingevity Corp.	3.875%	11/1/28	2,075	1,761
	LYB International Finance III LLC	1.250%	10/1/25	51,849	45,428
	LyondellBasell Industries NV	5.750%	4/15/24	31,952	32,035
	Martin Marietta Materials Inc.	0.650%	7/15/23	10,500	10,158
	Nucor Corp.	3.950%	5/23/25	9,700	9,395
	Nucor Corp.	2.000%	6/1/25	26,034	23,938
	Nucor Corp.	4.300%	5/23/27	9,700	9,246
	Nutrien Ltd.	3.000%	4/1/25	35,822	33,892
	Packaging Corp. of America	3.650%	9/15/24	339	328
[8]	PPG Industries Inc.	1.875%	6/1/25	20,043	18,781
	PPG Industries Inc.	1.200%	3/15/26	31,690	27,447
	RPM International Inc.	3.750%	3/15/27	9,850	9,037
	Sherwin-Williams Co.	4.250%	8/8/25	24,040	23,388
	Steel Dynamics Inc.	2.800%	12/15/24	14,555	13,803
	Steel Dynamics Inc.	2.400%	6/15/25	15,855	14,667
	WRKCo Inc.	3.000%	9/15/24	29,076	27,646
	WRKCo Inc.	3.750%	3/15/25	8,107	7,744
	WRKCo Inc.	3.375%	9/15/27	3,050	2,730
					1,287,053

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Real Estate (4.2%)
[8]	Akelius Residential Property AB	1.750%	2/7/25	3,000	2,701
[9]	Akelius Residential Property AB	2.375%	8/15/25	26,941	27,503
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	63,865	61,046
	American Tower Corp.	0.600%	1/15/24	120,940	114,326
	American Tower Corp.	3.375%	5/15/24	26,786	25,959
	American Tower Corp.	2.950%	1/15/25	53,083	50,037
	American Tower Corp.	2.400%	3/15/25	58,482	54,082
	American Tower Corp.	4.000%	6/1/25	31,725	30,339
	American Tower Corp.	1.600%	4/15/26	67,714	58,483
	American Tower Corp.	1.450%	9/15/26	34,406	28,982
	American Tower Corp.	3.375%	10/15/26	25,308	22,919
[8]	American Tower Corp.	0.450%	1/15/27	19,437	16,180
	American Tower Corp.	2.750%	1/15/27	28,920	25,334
[8]	American Tower Corp.	0.400%	2/15/27	8,744	7,213
	American Tower Corp.	3.550%	7/15/27	10,995	9,838
[8]	Aroundtown SA	0.625%	7/9/25	43,700	35,463
[8]	Aroundtown SA	3.375%	12/31/99	3,600	1,710
	AvalonBay Communities Inc.	2.850%	3/15/23	12,000	11,888
	AvalonBay Communities Inc.	2.950%	5/11/26	19,400	17,715
	AvalonBay Communities Inc.	2.900%	10/15/26	6,300	5,689
[8]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	21,547	20,281
[8]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	5,850	5,118
	Boston Properties LP	3.800%	2/1/24	5,070	4,941
	Boston Properties LP	3.200%	1/15/25	7,524	7,132
	Boston Properties LP	2.750%	10/1/26	14,550	12,888
	Brandywine Operating Partnership LP	3.950%	2/15/23	12,880	12,786
	Brandywine Operating Partnership LP	4.100%	10/1/24	14,155	13,534
	Brandywine Operating Partnership LP	3.950%	11/15/27	5,956	5,150
	Brixmor Operating Partnership LP	3.650%	6/15/24	71,237	68,684
	Brixmor Operating Partnership LP	3.850%	2/1/25	36,846	35,128
	Brixmor Operating Partnership LP	3.900%	3/15/27	9,690	8,687
	Camden Property Trust	4.250%	1/15/24	46,982	46,234
	Camden Property Trust	3.500%	9/15/24	2,785	2,677
	Corporate Office Properties LP	2.250%	3/15/26	59,075	51,085
	Crown Castle International Corp.	3.200%	9/1/24	68,894	66,378
	Crown Castle International Corp.	1.350%	7/15/25	29,140	26,035
	Crown Castle International Corp.	4.450%	2/15/26	41,232	39,527
	Crown Castle International Corp.	3.700%	6/15/26	56,235	52,268
	Crown Castle International Corp.	1.050%	7/15/26	80,869	68,168
	Crown Castle International Corp.	4.000%	3/1/27	7,199	6,672
	Crown Castle International Corp.	2.900%	3/15/27	19,430	17,173
	CubeSmart LP	4.000%	11/15/25	7,260	6,905
[8]	Digital Dutch Finco BV	0.625%	7/15/25	13,205	11,537
[8]	Digital Euro Finco LLC	2.625%	4/15/24	3,744	3,556
	Equinix Inc.	1.450%	5/15/26	9,710	8,353
	Equinix Inc.	2.900%	11/18/26	18,180	16,206
	Equinix Inc.	1.800%	7/15/27	14,550	12,114
	ERP Operating LP	3.375%	6/1/25	20,200	19,155
	ERP Operating LP	2.850%	11/1/26	7,965	7,212
[8]	Fastighets AB Balder	1.875%	3/14/25	9,700	7,835
	Federal Realty Investment Trust	3.950%	1/15/24	23,874	23,424
	Federal Realty Investment Trust	3.250%	7/15/27	9,677	8,705
	Healthcare Realty Holdings LP Co.	3.875%	5/1/25	5,800	5,490
	Healthpeak Properties Inc.	3.400%	2/1/25	3,942	3,761
	Healthpeak Properties Inc.	1.350%	2/1/27	24,300	20,450
[8]	Heimstaden Bostad AB	1.125%	1/21/26	17,200	13,982
	Highwoods Realty LP	3.875%	3/1/27	22,853	20,659

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Host Hotels & Resorts LP	4.000%	6/15/25	12,046	11,345
	IIP Operating Partnership LP	5.500%	5/25/26	22,795	19,774
	Kilroy Realty LP	3.450%	12/15/24	39,295	37,133
	Kilroy Realty LP	4.375%	10/1/25	5,685	5,414
	Kimco Realty Corp.	4.450%	1/15/24	11,302	11,150
	Kimco Realty Corp.	2.700%	3/1/24	28,329	27,278
	Kimco Realty Corp.	3.300%	2/1/25	52,230	49,637
	Kimco Realty Corp.	2.800%	10/1/26	7,258	6,427
	Kimco Realty Corp.	3.800%	4/1/27	9,684	8,853
[8]	Kojamo OYJ	1.500%	6/19/24	4,850	4,430
[8]	Logicor Financing Sarl	0.750%	7/15/24	5,068	4,518
[8]	Logicor Financing Sarl	2.250%	5/13/25	4,855	4,255
	Mid-America Apartments LP	3.750%	6/15/24	8,923	8,687
	Mid-America Apartments LP	4.000%	11/15/25	11,320	10,876
	Mid-America Apartments LP	1.100%	9/15/26	25,130	21,245
	MPT Operating Partnership LP / MPT Finance Corp.	5.000%	10/15/27	4,900	4,190
	National Retail Properties Inc.	3.900%	6/15/24	25,562	24,902
	National Retail Properties Inc.	4.000%	11/15/25	19,893	18,912
	Office Properties Income Trust	2.650%	6/15/26	14,532	10,624
	Omega Healthcare Investors Inc.	4.375%	8/1/23	2,397	2,373
	Omega Healthcare Investors Inc.	4.950%	4/1/24	16,340	16,084
	Omega Healthcare Investors Inc.	4.500%	1/15/25	10,390	10,015
	Omega Healthcare Investors Inc.	5.250%	1/15/26	32,354	30,957
[5]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	6,000	5,446
	Prologis LP	3.250%	6/30/26	11,070	10,276
	Prologis LP	2.125%	4/15/27	9,885	8,679
	Public Storage	1.500%	11/9/26	17,225	15,004
	Realty Income Corp.	4.600%	2/6/24	42,787	42,483
	Realty Income Corp.	3.875%	4/15/25	27,938	27,053
	Realty Income Corp.	4.625%	11/1/25	72,249	70,598
	Realty Income Corp.	0.750%	3/15/26	9,960	8,494
	Realty Income Corp.	4.875%	6/1/26	103,847	101,047
	Realty Income Corp.	4.125%	10/15/26	44,580	42,146
[9]	Realty Income Corp.	1.875%	1/14/27	6,214	6,007
[9]	Realty Income Corp.	1.125%	7/13/27	13,900	12,737
	Regency Centers LP	3.750%	6/15/24	1,115	1,078
	Sabra Health Care LP	5.125%	8/15/26	34,281	31,028
[8]	Samhallsbyggnadsbolaget i Norden AB	1.125%	9/4/26	2,700	1,919
	Simon Property Group LP	3.750%	2/1/24	30,620	30,054
	Simon Property Group LP	2.000%	9/13/24	53,032	49,844
	Simon Property Group LP	3.375%	10/1/24	41,828	40,259
	Simon Property Group LP	3.500%	9/1/25	48,883	46,426
	Simon Property Group LP	3.250%	11/30/26	23,542	21,471
	Simon Property Group LP	1.375%	1/15/27	24,250	20,558
	UDR Inc.	2.950%	9/1/26	1,500	1,350
[5]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	7,904	7,832
	Ventas Realty LP	3.500%	4/15/24	36,891	35,800
	Ventas Realty LP	3.750%	5/1/24	16,784	16,311
	Ventas Realty LP	2.650%	1/15/25	12,310	11,508
	Ventas Realty LP	3.500%	2/1/25	4,820	4,577
	Ventas Realty LP	3.250%	10/15/26	25,055	22,674
[5]	VICI Properties LP / VICI Note Co. Inc.	5.625%	5/1/24	13,455	13,302
[5]	VICI Properties LP / VICI Note Co. Inc.	4.625%	6/15/25	7,927	7,459
	Vornado Realty LP	2.150%	6/1/26	11,600	9,589
[5]	Wea Finance LLC / Westfield UK & Europe Finance plc	3.750%	9/17/24	7,140	6,719

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Welltower Inc.	3.625%	3/15/24	28,402	27,605
	Welltower Inc.	4.000%	6/1/25	67,934	64,981
	Welltower Inc.	4.250%	4/1/26	6,180	5,861
[9]	Westfield America Management Ltd.	2.125%	3/30/25	6,499	6,515
					2,551,066
Technology (4.5%)
[8]	Apple Inc.	1.375%	1/17/24	1,000	976
[8]	Apple Inc.	0.000%	11/15/25	1,000	910
	Apple Inc.	3.250%	2/23/26	16,951	16,159
	Apple Inc.	2.050%	9/11/26	29,700	26,871
	Apple Inc.	3.200%	5/11/27	53,722	50,336
[8]	Apple Inc.	2.000%	9/17/27	500	473
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	19,200	18,314
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	53,758	49,440
	Broadcom Inc.	3.625%	10/15/24	73,287	70,870
	Broadcom Inc.	3.150%	11/15/25	39,911	37,217
	Broadcom Inc.	3.459%	9/15/26	29,472	27,061
[5]	Clarivate Science Holdings Corp.	3.875%	7/1/28	4,285	3,711
	Dell International LLC / EMC Corp.	4.000%	7/15/24	29,155	28,453
	Dell International LLC / EMC Corp.	5.850%	7/15/25	56,907	57,021
	Dell International LLC / EMC Corp.	6.020%	6/15/26	170,854	170,593
	Dell International LLC / EMC Corp.	6.100%	7/15/27	20,000	20,016
[8]	DXC Technology Co.	1.750%	1/15/26	9,715	8,838
	DXC Technology Co.	1.800%	9/15/26	23,130	19,827
[5]	Entegris Escrow Corp.	4.750%	4/15/29	3,880	3,465
	Equifax Inc.	3.950%	6/15/23	9,450	9,365
	Equifax Inc.	2.600%	12/1/24	89,569	84,561
	Equifax Inc.	2.600%	12/15/25	48,400	44,066
	Fidelity National Information Services Inc.	0.600%	3/1/24	31,060	29,190
	Fidelity National Information Services Inc.	1.150%	3/1/26	19,430	16,774
	Fiserv Inc.	2.750%	7/1/24	162,005	154,958
	Fiserv Inc.	3.200%	7/1/26	50,813	46,654
	Global Payments Inc.	1.500%	11/15/24	33,880	31,035
	Global Payments Inc.	1.200%	3/1/26	75,797	64,713
	Global Payments Inc.	2.150%	1/15/27	79,610	67,981
	HP Inc.	2.200%	6/17/25	81,466	74,880
	HP Inc.	1.450%	6/17/26	90,112	77,089
	HP Inc.	3.000%	6/17/27	9,830	8,667
	Intel Corp.	3.750%	3/25/27	5,190	4,925
	Intel Corp.	3.750%	8/5/27	96,800	91,095
	International Business Machines Corp.	3.300%	5/15/26	118,084	110,794
	Intuit Inc.	0.950%	7/15/25	1,950	1,755
	Juniper Networks Inc.	1.200%	12/10/25	13,730	11,986
	Marvell Technology Inc.	4.200%	6/22/23	29,250	29,012
	NXP BV / NXP Funding LLC	4.875%	3/1/24	78,750	77,859
	NXP BV / NXP Funding LLC	5.350%	3/1/26	17,480	17,138
	Oracle Corp.	2.400%	9/15/23	76,659	74,770
	Oracle Corp.	3.400%	7/8/24	31,165	30,232
	Oracle Corp.	2.950%	11/15/24	43,813	41,823
	Oracle Corp.	2.500%	4/1/25	120,121	112,291
	Oracle Corp.	2.950%	5/15/25	47,433	44,602
	Oracle Corp.	1.650%	3/25/26	121,609	106,907
	Oracle Corp.	2.650%	7/15/26	91,643	82,428
	Oracle Corp.	2.800%	4/1/27	30,289	26,782
	PayPal Holdings Inc.	3.900%	6/1/27	13,230	12,573
[5]	Qorvo Inc.	1.750%	12/15/24	14,560	13,346
	QUALCOMM Inc.	3.250%	5/20/27	32,084	29,803
	Roper Technologies Inc.	3.800%	12/15/26	12,272	11,478

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	S&P Global Inc.	2.450%	3/1/27	62,840	56,287
[5]	Sabre GLBL Inc.	7.375%	9/1/25	2,965	2,787
	Skyworks Solutions Inc.	0.900%	6/1/23	11,710	11,369
	Skyworks Solutions Inc.	1.800%	6/1/26	90,504	77,273
[5]	SS&C Technologies Inc.	5.500%	9/30/27	3,909	3,633
	Teledyne Technologies Inc.	1.600%	4/1/26	64,850	56,268
	TSMC Arizona Corp.	3.875%	4/22/27	2,395	2,242
	Verisk Analytics Inc.	4.000%	6/15/25	52,010	50,154
[8]	Visa Inc.	1.500%	6/15/26	31,830	29,630
	VMware Inc.	4.500%	5/15/25	144,807	141,318
	VMware Inc.	1.400%	8/15/26	72,540	61,975
	Workday Inc.	3.500%	4/1/27	29,130	26,880
					2,771,899
Utilities (3.8%)
	AEP Transmission Co. LLC	3.100%	12/1/26	13,890	12,804
[6,10]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	3.900%	1/8/26	4,860	3,061
	Alabama Power Co.	3.750%	9/1/27	48,385	45,532
	Ameren Corp.	2.500%	9/15/24	32,940	31,198
	Ameren Corp.	3.650%	2/15/26	9,007	8,520
	Ameren Corp.	1.950%	3/15/27	17,800	15,285
	Ameren Illinois Co.	3.250%	3/1/25	11,340	10,899
	American Electric Power Co. Inc.	2.031%	3/15/24	26,630	25,415
	American Electric Power Co. Inc.	1.000%	11/1/25	9,675	8,495
[6,10]	Australian Gas Networks Ltd., 3M Australian Bank Bill Rate + 0.400%	3.463%	7/1/24	9,500	5,992
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	19,699	19,286
	Black Hills Corp.	1.037%	8/23/24	29,400	27,188
[8]	Cadent Finance plc	0.625%	9/22/24	14,465	13,483
[5]	Calpine Corp.	4.500%	2/15/28	1,494	1,345
	CenterPoint Energy Inc.	2.500%	9/1/24	15,667	14,834
	CenterPoint Energy Inc.	1.450%	6/1/26	46,620	40,539
	Consolidated Edison Inc.	0.650%	12/1/23	40,295	38,463
[10]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	8,050	5,018
	Dominion Energy Inc.	3.300%	3/15/25	47,212	45,216
	Dominion Energy Inc.	1.450%	4/15/26	39,762	34,717
	Dominion Energy Inc.	2.850%	8/15/26	4,500	4,070
[6]	Dominion Energy Inc., 3M USD LIBOR + 0.530%	3.823%	9/15/23	31,810	31,696
	DTE Energy Co.	1.050%	6/1/25	35,045	31,350
	DTE Energy Co.	2.850%	10/1/26	36,880	33,388
	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/33	8,525	7,483
	Duke Energy Corp.	0.900%	9/15/25	33,565	29,606
	Duke Energy Corp.	2.650%	9/1/26	16,491	14,911
	Duke Energy Corp.	4.300%	3/15/28	16,130	15,164
	Duke Energy Progress LLC	3.250%	8/15/25	7,798	7,441
[9]	E.ON International Finance BV	5.625%	12/6/23	2,945	3,383
[5]	East Ohio Gas Co.	1.300%	6/15/25	9,715	8,683
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	17,106	16,518
[5]	Electricite de France SA	4.500%	9/21/28	16,050	14,519
[8]	Enel Finance International NV	0.000%	5/28/26	1,000	850
[8]	Energias de Portugal SA	2.875%	6/1/26	10,600	10,171
	Entergy Arkansas LLC	3.500%	4/1/26	23,522	22,259
	Entergy Corp.	0.900%	9/15/25	48,695	42,643
	Entergy Corp.	2.950%	9/1/26	90,000	81,968
	Entergy Gulf States Louisiana LLC	5.590%	10/1/24	22,680	22,817
	Entergy Louisiana LLC	0.620%	11/17/23	18,608	17,721
	Entergy Louisiana LLC	0.950%	10/1/24	17,460	16,110
	Entergy Louisiana LLC	5.400%	11/1/24	8,562	8,594

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Louisiana LLC	2.400%	10/1/26	16,976	15,047
	Evergy Inc.	2.450%	9/15/24	48,500	45,694
	Evergy Kansas Central Inc.	2.550%	7/1/26	16,138	14,670
	Eversource Energy	0.800%	8/15/25	11,595	10,208
	Eversource Energy	1.400%	8/15/26	22,250	19,171
	Eversource Energy	2.900%	3/1/27	41,865	37,553
	Eversource Energy	4.600%	7/1/27	24,200	23,238
	Exelon Corp.	3.950%	6/15/25	30,194	29,085
	Exelon Corp.	3.400%	4/15/26	4,845	4,526
[5]	Exelon Corp.	2.750%	3/15/27	35,937	32,216
	FirstEnergy Corp.	2.050%	3/1/25	5,635	5,170
	FirstEnergy Corp.	1.600%	1/15/26	12,317	10,723
	FirstEnergy Corp.	4.400%	7/15/27	3,995	3,742
	Georgia Power Co.	2.200%	9/15/24	23,973	22,590
	ITC Holdings Corp.	3.250%	6/30/26	9,400	8,627
[5]	ITC Holdings Corp.	4.950%	9/22/27	12,920	12,534
	MidAmerican Energy Co.	3.700%	9/15/23	4,370	4,370
	National Fuel Gas Co.	5.500%	1/15/26	9,705	9,505
[8]	National Grid Electricity Transmission plc	0.190%	1/20/25	13,007	11,981
	National Rural Utilities Cooperative Finance Corp.	1.875%	2/7/25	24,290	22,649
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	54,370	53,631
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	20,853	18,046
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	29,000	27,906
[5]	NextEra Energy Operating Partners LP	3.875%	10/15/26	1,455	1,349
[5]	NRG Energy Inc.	2.000%	12/2/25	18,522	16,328
	NRG Energy Inc.	6.625%	1/15/27	1,514	1,515
	NSTAR Electric Co.	3.250%	11/15/25	9,710	9,162
	NSTAR Electric Co.	3.200%	5/15/27	33,850	31,137
	NTPC Ltd.	4.375%	11/26/24	4,300	4,173
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	33,785	32,568
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	10,695	9,373
	Pacific Gas and Electric Co.	3.250%	6/15/23	6,953	6,836
	Pacific Gas and Electric Co.	3.500%	6/15/25	16,285	15,135
	Pacific Gas and Electric Co.	3.450%	7/1/25	14,525	13,502
	Pacific Gas and Electric Co.	3.150%	1/1/26	100,743	90,768
	Pacific Gas and Electric Co.	2.100%	8/1/27	13,019	10,696
	PacifiCorp	3.350%	7/1/25	17,120	16,270
	PECO Energy Co.	3.150%	10/15/25	3,885	3,682
	Perusahaan Gas Negara Tbk PT	5.125%	5/16/24	3,897	3,790
	Public Service Electric and Gas Co.	3.000%	5/15/25	8,340	7,921
	Public Service Enterprise Group Inc.	2.875%	6/15/24	65,543	62,984
	Public Service Enterprise Group Inc.	0.800%	8/15/25	48,415	42,490
	Puget Energy Inc.	3.650%	5/15/25	13,272	12,505
[5]	Rayburn Country Securitization LLC	2.307%	12/1/32	10,633	9,535
	Sempra Energy	3.300%	4/1/25	36,889	34,990
	Southern California Edison Co.	3.700%	8/1/25	13,471	12,933
	Southern California Edison Co.	1.200%	2/1/26	6,329	5,533
	Southern California Gas Co.	2.600%	6/15/26	16,150	14,708
	Southern California Gas Co.	2.950%	4/15/27	19,425	17,562
	Southern Co.	4.475%	8/1/24	29,890	29,335
	Southern Co.	5.150%	10/6/25	14,885	14,825
	Southern Co.	5.113%	8/1/27	38,600	37,536
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	4,025	3,703
	Southern Power Co.	0.900%	1/15/26	9,700	8,402
	Southwestern Electric Power Co.	1.650%	3/15/26	35,070	30,845
	Southwestern Public Service Co.	3.300%	6/15/24	41,903	40,735
	Tampa Electric Co.	3.875%	7/12/24	17,470	17,018
	Union Electric Co.	2.950%	6/15/27	12,496	11,330

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	24,200	15,188
[6,10]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.500%	2.884%	8/23/24	29,100	18,429
	Virginia Electric and Power Co.	3.450%	2/15/24	16,509	16,143
	Virginia Electric and Power Co.	3.100%	5/15/25	8,585	8,167
	Virginia Electric and Power Co.	3.150%	1/15/26	12,295	11,496
	Virginia Electric and Power Co.	2.950%	11/15/26	46,542	42,319
	Virginia Electric and Power Co.	3.500%	3/15/27	19,467	18,147
	Virginia Electric and Power Co.	3.750%	5/15/27	18,494	17,357
[5]	Vistra Operations Co. LLC	5.125%	5/13/25	9,672	9,364
[5]	Vistra Operations Co. LLC	5.500%	9/1/26	21,384	20,512
[5]	Vistra Operations Co. LLC	5.625%	2/15/27	3,881	3,699
[5]	Vistra Operations Co. LLC	5.000%	7/31/27	1,380	1,273
	WEC Energy Group Inc.	0.800%	3/15/24	48,550	45,645
	WEC Energy Group Inc.	5.000%	9/27/25	13,350	13,272
	WEC Energy Group Inc.	5.150%	10/1/27	24,180	23,788
[9]	Western Power Distribution plc	3.625%	11/6/23	14,458	16,285
	Xcel Energy Inc.	3.350%	12/1/26	20,814	19,192
	Xcel Energy Inc.	1.750%	3/15/27	31,596	27,110
					2,300,077
Total Corporate Bonds (Cost $52,159,589)					47,525,380
Floating Rate Loan Interests (0.1%)
[6]	AAdvantage Loyalty IP Ltd. Term Loan, 3M USD LIBOR + 4.750%	8.993%	4/20/28	1,200	1,186
[6]	Axalta Coating Systems US Holdings Inc. Term Loan B-3, 3M USD LIBOR + 1.750%	5.424%	6/1/24	3,290	3,249
[6]	Bausch Health Cos. Inc. Term Loan B, TSFR1M + 5.250%	8.624%	2/1/27	3,895	2,904
[6]	Berry Global Inc. Term Loan 3M USD LIBOR + 1.750%	5.050%	7/1/26	1,074	1,057
[6]	CDK Global Inc. Term Loan B, TSFR3M + 4.500%	8.112%	7/6/29	1,440	1,408
[6]	Churchill Downs Inc. Term Loan B, 1M USD LIBOR + 2.000%	5.760%	12/27/24	2,835	2,810
[6]	Clark Equipment Co. Term Loan B, TSFR3M + 2.500%	6.153%	4/20/29	545	535
[6]	Clean Harbors Inc. Term Loan B, 1M USD LIBOR + 2.000%	5.754%	10/8/28	1,695	1,683
[6]	DaVita Inc. Term Loan B, 1M USD LIBOR +1.750%	5.623%	8/12/26	2,750	2,646
[6]	DirecTV Financing LLC Term Loan, 1M USD LIBOR + 5.000%	8.754%	8/2/27	2,939	2,788
[6]	Hilton Worldwide Finance LLC Term Loan B-2, 1M USD LIBOR + 1.750%	5.336%	6/22/26	6,415	6,297
[6]	McAfee Corp. Term Loan B, TSFR1M + 3.750%	6.870%	3/1/29	1,431	1,302
[6]	Medline Borrower LP Term Loan B, 1M USD LIBOR + 3.250%	7.004%	10/23/28	2,786	2,556
[6]	SBA Senior Finance II LLC. Term Loan B, 1M USD LIBOR + 1.750%	5.510%	4/11/25	221	219
[6]	Setanta Aircraft Leasing DAC Term Loan B, 3M USD LIBOR + 2.000%	5.674%	11/5/28	35,555	35,096
[6]	SkyMiles IP Ltd. Term Loan B, 3M USD LIBOR + 3.750%	7.993%	10/20/27	3,915	3,945
[6]	Southwestern Energy Co. Term Loan, TSFR3M + 2.500%	6.203%	6/22/27	1,737	1,708
[6]	SS&C Technologies Inc. Term Loan B-6, TSFR1M + 2.250%	6.079%	3/22/29	841	824
[6]	SS&C Technologies Inc. Term Loan B-7, TSFR1M + 2.250%	6.079%	3/22/29	1,267	1,241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Wyndham Hotels & Resorts Inc. Term Loan B, 1M USD LIBOR + 1.750%	5.504%	5/30/25	3,005	2,984
Total Floating Rate Loan Interests (Cost $78,425)					76,438
Sovereign Bonds (2.0%)
	APICORP Sukuk Ltd.	3.141%	11/1/22	23,410	23,410
	Arab Petroleum Investments Corp.	4.125%	9/18/23	14,518	14,320
[5]	Banque Ouest Africaine de Developpement	5.000%	7/27/27	8,358	7,425
[5]	CDP Financial Inc.	3.150%	7/24/24	24,580	23,920
	Corp. Andina de Fomento	2.375%	5/12/23	19,340	19,049
	Corp. Andina de Fomento	1.250%	10/26/24	77,708	71,752
	Corp. Financiera de Desarrollo SA	4.750%	7/15/25	6,018	5,706
[5]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	2,117	1,714
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	6,038	6,034
[5]	Development Bank of Kazakhstan JSC	4.125%	12/10/22	367	366
	Dominican Republic	6.000%	7/19/28	19,566	17,863
[5]	Dominican Republic	5.500%	2/22/29	14,785	12,981
	Export-Import Bank of India	3.875%	3/12/24	9,516	9,294
[5]	Fondo MIVIVIENDA SA	4.625%	4/12/27	21,578	19,899
	Kingdom of Morocco	4.250%	12/11/22	30,991	30,921
[5,8]	Kingdom of Morocco	1.375%	3/30/26	17,304	15,089
[8]	Kingdom of Morocco	1.375%	3/30/26	4,800	4,186
	Korea Development Bank	3.250%	2/19/24	12,205	11,941
[5]	Korea Electric Power Corp.	5.375%	4/6/26	11,230	11,138
	Korea National Oil Corp.	0.875%	10/5/25	19,400	16,959
[8]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	16,459	14,783
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	3,800	3,793
[5]	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/27	14,919	14,251
	Republic of Chile	3.125%	1/21/26	16,180	15,103
[8]	Republic of Chile	0.100%	1/26/27	18,930	15,576
	Republic of Chile	2.750%	1/31/27	6,003	5,411
	Republic of Colombia	2.625%	3/15/23	77,149	75,927
	Republic of Colombia	4.500%	1/28/26	7,982	7,183
	Republic of Croatia	5.500%	4/4/23	64,069	64,210
	Republic of Hungary	5.375%	2/21/23	79,668	79,627
	Republic of Hungary	5.750%	11/22/23	70,356	70,222
	Republic of Hungary	5.375%	3/25/24	43,000	42,586
[8]	Republic of Hungary	1.125%	4/28/26	30,800	26,512
[5]	Republic of Hungary	5.250%	6/16/29	6,320	5,825
[8]	Republic of Korea	0.000%	10/15/26	8,743	7,655
	Republic of Panama	4.000%	9/22/24	98,528	95,593
	Republic of Panama	3.750%	3/16/25	37,165	35,608
	Republic of Peru	7.350%	7/21/25	34,837	36,268
	Republic of Peru	2.844%	6/20/30	24,075	19,535
[8]	Republic of Philippines	0.000%	2/3/23	39,801	38,936
[8]	Republic of Philippines	0.250%	4/28/25	9,535	8,568
[8]	Republic of Serbia	3.125%	5/15/27	67,080	56,361
	Republic of Uzbekistan	4.750%	2/20/24	8,540	8,148
	Romania	4.375%	8/22/23	12,480	12,410
[8]	Romania	2.750%	2/26/26	9,689	8,685
[8]	Romania	2.000%	12/8/26	18,489	15,823
[5]	Romania	5.250%	11/25/27	30,228	27,712
	Romania	5.250%	11/25/27	10,662	9,807
[8]	Romania	2.875%	5/26/28	4,866	3,848
[8]	Romania	2.500%	2/8/30	6,632	4,768
[5,8]	Romania	2.000%	4/14/33	8,304	4,978
[5]	Romania	6.000%	5/25/34	20,169	17,078

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sharjah Sukuk Program Ltd.		3.854%	4/3/26	16,074	14,589
Total Sovereign Bonds (Cost $1,324,062)						1,191,346
Taxable Municipal Bonds (0.0%)
[15]	New Jersey Economic Development Authority Appropriations Revenue		7.425%	2/15/29	13,409	14,257
	New York Transportation Development Corp. Miscellaneous Revenue		4.248%	9/1/35	3,740	3,518
Total Taxable Municipal Bonds (Cost $19,861)						17,775
					Shares
Temporary Cash Investments (2.1%)
Money Market Fund (1.8%)
[16]	Vanguard Market Liquidity Fund		3.117%		11,277,941	1,127,569
				Maturity Date	Face Amount ($000)
Commercial Paper (0.3%)
	Raytheon Technologies Corp.		3.797%	12/1/22	20,150	20,085
	Raytheon Technologies Corp.		3.691%	12/19/22	14,600	14,521
	Raytheon Technologies Corp.		3.861%	12/30/22	133,190	132,264
						166,870
Total Temporary Cash Investments (Cost $1,294,507)						1,294,439
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	NGFP	1/13/23	0.603%	624,374	—
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.608% Semiannually	CITNA	1/17/23	0.608%	623,325	—
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually	BNPSW	2/3/23	0.603%	623,250	—
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.630% Semiannually	MSCS	2/3/23	0.630%	623,250	—
						—

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Put Swaptions
5-Year CDX-NA-IG-S38-V1, Credit Protection Purchased, Pay 1.000% Quarterly	GSI	11/16/22	1.000%	253,230	65
Total Options Purchased (Cost $11,816)					65
Total Investments (100.5%) (Cost $67,062,254)					61,560,149
Other Assets and Liabilities—Net (-0.5%)					(317,682)
Net Assets (100%)					61,242,467
Cost is in $000.
1	Securities with a value of $3,891,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $5,166,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	Securities with a value of $78,457,000 have been segregated as initial margin for open futures contracts.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2022, the aggregate value was $6,103,162,000, representing 10.0% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Face amount denominated in euro.
9	Face amount denominated in British pounds.
10	Face amount denominated in Australian dollars.
11	Guaranteed by the Republic of Azerbaijan.
12	Face amount denominated in Canadian dollars.
13	Non-income-producing security—security in default.
14	Security value determined using significant unobservable inputs.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
6M—6-month.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
DAC—Designated Activity Company.
GSI—Goldman Sachs International.
LIBOR—London Interbank Offered Rate.
MSCS—Morgan Stanley Capital Services LLC.
NGFP—Nomura Global Financial Products Inc.
REMIC—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions

Put Swaptions
5-Year CDX-NA-IG-S38-V1, Credit Protection Sold, Receives 1.000% Quarterly	GSI	11/16/22	1.400%	253,230	(1)
Total Options Written (Premiums Received $279)					(1)
GSI—Goldman Sachs International.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2022	5,111	1,044,601	(2,655)
5-Year U.S. Treasury Note	December 2022	35,227	3,754,978	(100,184)
Euro-Schatz	December 2022	55	5,812	(14)
				(102,853)

Short Futures Contracts
10-Year U.S. Treasury Note	December 2022	(848)	(93,784)	218
5-Year Government of Canada Bond	December 2022	(177)	(14,534)	174
10-Year Japanese Government Bond	December 2022	(175)	(175,088)	(348)
AUD 3-Year Treasury Bond	December 2022	(850)	(58,466)	125
AUD 10-Year Treasury Bond	December 2022	(178)	(13,490)	141
Euro-Bobl	December 2022	(4,622)	(546,615)	15,998
Euro-Bund	December 2022	(91)	(12,450)	676
Long Gilt	December 2022	(528)	(61,841)	4,712
Long U.S. Treasury Bond	December 2022	(82)	(9,881)	1,357
Ultra 10-Year U.S. Treasury Note	December 2022	(106)	(12,294)	1,020
				24,073
				(78,780)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Credit Agricole CIB	11/2/22	AUD	274,485	USD	176,301	—	(718)
Bank of America, N.A.	11/2/22	AUD	18,059	USD	11,496	56	—
State Street Bank & Trust Co.	11/2/22	AUD	5,433	USD	3,514	—	(39)
BNP Paribas	11/2/22	CAD	49,294	USD	35,908	276	—
Citibank, N.A.	11/2/22	CAD	214	USD	155	2	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Standard Chartered Bank	11/2/22	CAD	35	USD	26	—	—
Bank of America, N.A.	11/2/22	CAD	10	USD	7	—	—
Bank of America, N.A.	11/2/22	EUR	283,786	USD	282,324	—	(1,835)
State Street Bank & Trust Co.	11/2/22	EUR	8,914	USD	8,692	119	—
JPMorgan Chase Bank, N.A.	11/2/22	EUR	8,660	USD	8,675	—	(115)
Morgan Stanley Capital Services Inc.	11/2/22	EUR	5,524	USD	5,424	36	—
Standard Chartered Bank	11/2/22	EUR	5,352	USD	5,198	92	—
Standard Chartered Bank	12/13/22	EUR	4,372	USD	4,377	—	(41)
Credit Agricole CIB	11/2/22	EUR	3,734	USD	3,623	67	—
Bank of America, N.A.	12/13/22	EUR	3,301	USD	3,269	4	—
Bank of America, N.A.	11/2/22	EUR	3,150	USD	3,112	1	—
UBS AG	11/2/22	GBP	44,555	USD	50,152	946	—
JPMorgan Chase Bank, N.A.	11/2/22	GBP	3,632	USD	4,118	47	—
HSBC Bank plc	11/2/22	GBP	2,937	USD	3,167	201	—
Royal Bank of Canada	11/2/22	JPY	114,110	USD	778	—	(10)
Morgan Stanley Capital Services Inc.	11/2/22	USD	379,482	AUD	563,796	18,831	—
Credit Agricole CIB	12/13/22	USD	176,494	AUD	274,485	676	—
Citibank, N.A.	12/13/22	USD	87,736	AUD	137,242	—	(173)
Royal Bank of Canada	12/13/22	USD	87,641	AUD	137,242	—	(268)
JPMorgan Chase Bank, N.A.	11/2/22	USD	5,485	AUD	8,665	—	(58)
Morgan Stanley Capital Services Inc.	11/2/22	USD	37,548	CAD	49,553	1,174	—
BNP Paribas	12/7/22	USD	35,911	CAD	49,294	—	(284)
State Street Bank & Trust Co.	11/2/22	USD	576,329	EUR	574,913	8,094	—
State Street Bank & Trust Co.	12/13/22	USD	531,686	EUR	537,696	—	(1,582)
State Street Bank & Trust Co.	12/13/22	USD	277,597	EUR	277,407	2,474	—
Bank of America, N.A.	12/13/22	USD	273,121	EUR	273,700	1,674	—
Morgan Stanley Capital Services Inc.	11/2/22	USD	9,983	EUR	10,044	57	—
Credit Agricole CIB	12/14/22	USD	8,818	EUR	8,820	70	—
Deutsche Bank AG	12/14/22	USD	5,656	EUR	5,710	—	(8)
Morgan Stanley Capital Services Inc.	11/2/22	USD	3,090	EUR	3,150	—	(24)
State Street Bank & Trust Co.	11/2/22	USD	2,462	EUR	2,505	—	(14)
Toronto-Dominion Bank	11/2/22	USD	2,162	EUR	2,209	—	(22)
State Street Bank & Trust Co.	12/14/22	USD	2,124	EUR	2,126	14	—
Standard Chartered Bank	12/13/22	USD	1,987	EUR	1,995	8	—
State Street Bank & Trust Co.	12/13/22	USD	361,185	GBP	313,104	1,590	—
Morgan Stanley Capital Services Inc.	11/2/22	USD	202,484	GBP	175,930	717	—
State Street Bank & Trust Co.	11/2/22	USD	201,803	GBP	175,228	841	—
Bank of America, N.A.	11/2/22	USD	5,653	GBP	5,172	—	(278)
State Street Bank & Trust Co.	11/2/22	USD	4,707	GBP	4,221	—	(134)
Morgan Stanley Capital Services Inc.	11/2/22	USD	4,171	GBP	3,676	—	(44)
Royal Bank of Canada	12/13/22	USD	782	JPY	114,110	10	—
JPMorgan Chase Bank, N.A.	11/2/22	USD	531	JPY	76,303	18	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Royal Bank of Canada	11/2/22	USD	236	JPY	33,600	10	—
Bank of New York	11/2/22	USD	29	JPY	4,207	1	—
						38,106	(5,647)
AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-HY-S37-V2	12/22/26	USD	38,471	(5.000)	(1,009)	2,633
CDX-NA-IG-S39-V1	12/21/27	USD	120,315	(1.000)	(1,000)	(754)
					(2,009)	1,879
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	3,270	1.000	(125)	15	—	(140)
American Express Co./A2	12/23/25	GSI	3,270	1.000	61	68	—	(7)
American International Group Inc./Baa2	12/23/25	GSI	3,270	1.000	36	29	7	—
AT&T Inc./Baa2	12/21/23	BARC	179,110	1.000	84	1,221	—	(1,137)
AT&T Inc./Baa2	12/21/23	BARC	44,560	1.000	21	304	—	(283)
Berkshire Hathaway Inc./Aa2	12/21/22	BARC	16,580	1.000	41	8	33	—
Boeing Co./Baa2	6/21/24	GSI	24,365	1.000	(23)	194	—	(217)
Boeing Co./Baa2	12/23/25	GSI	3,270	1.000	(39)	(12)	—	(27)
Chubb INA Holdings Inc./A3	12/23/25	GSI	3,270	1.000	85	76	9	—
Comcast Corp./A3	12/23/25	GSI	3,270	1.000	53	61	—	(8)
CVS Health Corp./Baa2	12/23/25	GSI	3,270	1.000	58	48	10	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Dominion Energy Inc./Baa2	12/23/25	GSI	3,270	1.000	58	60	—	(2)
Dow Chemical Co./Baa1	12/23/25	GSI	3,270	1.000	11	39	—	(28)
Enbridge Inc./Baa1	12/23/25	GSI	3,270	1.000	28	35	—	(7)
Federation of Malaysia/A3	12/21/27	MSCS	3,890	1.000	(7)	(26)	19	—
General Electric Co./Baa1	12/23/25	GSI	3,270	1.000	19	12	7	—
General Motors Co./Baa3	12/23/25	GSI	3,270	1.000	(47)	(2)	—	(45)
International Business Machines Corp./A3	12/23/25	GSI	3,270	1.000	57	63	—	(6)
Kroger Co./Baa1	12/23/25	GSI	3,270	1.000	43	48	—	(5)
Lincoln National Corp./Baa1	12/23/25	GSI	3,270	1.000	17	27	—	(10)
Lowe's Cos. Inc./Baa1	12/23/25	GSI	3,270	1.000	64	63	1	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	3,270	1.000	49	19	30	—
Marsh & McLennan Cos. Inc./Baa1	12/23/25	GSI	3,270	1.000	82	73	9	—
Metlife Inc./A3	12/23/25	GSI	3,270	1.000	45	46	—	(1)
Mondelez International Inc./Baa1	12/23/25	GSI	3,270	1.000	66	57	9	—
People's Republic of China/A1	6/21/24	GSI	20,715	1.000	169	156	13	—
Prudential Financial Inc./A3	12/23/25	GSI	3,270	1.000	44	46	—	(2)
Republic of Chile/A2	12/21/27	CITNA	43,340	1.000	(961)	(1,079)	118	—
Republic of Chile/A2	12/21/27	JPMC	9,180	1.000	(204)	(244)	40	—
Republic of Chile/A2	12/21/27	MSCS	16,510	1.000	(366)	(367)	1	—
Republic of Philippines/Baa2	12/21/27	BARC	23,320	1.000	(257)	(391)	134	—
Simon Property Group LP/A3	12/23/25	GSI	3,270	1.000	23	29	—	(6)
UnitedHealth Group Inc./A3	12/23/25	GSI	3,270	1.000	72	67	5	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Verizon Communications Inc./Baa1	12/21/22	GSI	33,580	1.000	53	16	37	—
Verizon Communications Inc./Baa1	12/23/25	GSI	3,270	1.000	(6)	46	—	(52)
					(696)	805	482	(1,983)

Credit Protection Purchased
Bank of China Ltd.	6/21/23	BNPSW	19,485	(1.000)	(86)	(40)	—	(46)
Boeing Co.	12/21/24	JPMC	9,690	(1.000)	41	351	—	(310)
Deutsche Bank AG	12/21/22	JPMC	20,120	(1.000)	(26)	(3)	—	(23)
Republic of Colombia	6/22/27	MSCS	1,850	(1.000)	162	78	84	—
					91	386	84	(379)
					(605)	1,191	566	(2,362)
1	Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
CITNA—Citibank NA.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
At October 31, 2022, the counterparties had deposited in segregated accounts securities with a value of $20,641,000 and cash of $270,000 in connection with open forward currency contracts and open over-the-counter swap contracts.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At October 31, 2022, counterparties had deposited in segregated accounts securities with a value of $17,000 in connection with TBA transactions.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the fund to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The fund’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The fund may also invest in loan commitments, which are contractual obligations for a future funding. The fund may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
G. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

H. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
I. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
The fund had no open interest rate swap contracts at October 31, 2022.
J.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	7,483,918	—	7,483,918
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,970,788	—	3,970,788
Corporate Bonds	—	47,525,352	28	47,525,380
Floating Rate Loan Interests	—	76,438	—	76,438
Sovereign Bonds	—	1,191,346	—	1,191,346
Taxable Municipal Bonds	—	17,775	—	17,775
Temporary Cash Investments	1,127,569	166,870	—	1,294,439
Options Purchased	—	65	—	65
Total	1,127,569	60,432,552	28	61,560,149
Derivative Financial Instruments
Assets
Futures Contracts[1]	24,421	—	—	24,421
Forward Currency Contracts	—	38,106	—	38,106
Swap Contracts	2,633[1]	566	—	3,199
Total	27,054	38,672	—	65,726
Liabilities
Options Written	—	1	—	1
Futures Contracts[1]	103,201	—	—	103,201
Forward Currency Contracts	—	5,647	—	5,647
Swap Contracts	754[1]	2,362	—	3,116
Total	103,955	8,010	—	111,965
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
K.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Jan. 31, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Oct. 31, 2022 Market Value ($000)
Vanguard Market Liquidity Fund	994,617	NA1	NA1	(266)	(51)	7,521	—	1,127,569
Vanguard Short- Term Corporate Bond ETF	77,702	—	72,124	(6,178)	600	873	—	—
Total	1,072,319	—	72,124	(6,444)	549	8,394	—	1,127,569
1	Not applicable—purchases and sales are for temporary cash investment purposes.